    As filed with the Securities and Exchange Commission on December 28, 2001

                                               1933 Act Registration No. 2-25469
                                              1940 Act Registration No. 811-1424


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---
         Pre-Effective Amendment No.
                                     ----


         Post-Effective Amendment No.  70                                     X
                                      -----                                  ---


                                     and/or

REGISTRATION STATEMENT UNDER THE                                              X
                                                                             ---
INVESTMENT COMPANY ACT OF 1940


         Amendment No.    70                                                  X
                        -------                                              ---


                        (Check appropriate box or boxes.)

                                AIM EQUITY FUNDS
                                ----------------
               (Exact Name of Registrant as Specified in Charter)

           11 Greenway Plaza, Suite 100, Houston, TX        77046
           ----------------------------------------------------------
           (Address of Principal Executive Offices)        (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                          ---------------

                                Robert H. Graham

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
           ----------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:


    Lisa A. Moss, Esquire                     Martha J. Hays, Esquire
    A I M Advisors, Inc.              Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100              1735 Market Street, 51st Floor
 Houston, Texas  77046-1173           Philadelphia, Pennsylvania  19103-7599



Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b)
---

       on (date) pursuant to paragraph (b)
---

       60 days after filing pursuant to paragraph (a)(1)
---


 X     on February 28, 2002 pursuant to paragraph (a)(1)
---

       75 days after filing pursuant to paragraph (a)(2)
---

       on (date) pursuant to paragraph (a)(2) of rule 485.
---

If appropriate, check the following box:

       this post-effective amendment designates a new effective date for a
---    previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                 SUBJECT TO COMPLETION--DATED DECEMBER 28, 2001



      AIM AGGRESSIVE GROWTH FUND


      AIM BLUE CHIP FUND


      AIM CAPITAL DEVELOPMENT FUND

      AIM CHARTER FUND
      AIM CONSTELLATION FUND
      AIM WEINGARTEN FUND
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      Institutional Classes

      PROSPECTUS

      MARCH 1, 2002


                                     AIM Aggressive Growth Fund seeks to
                                     provide long-term growth of capital.


                                     AIM Blue Chip Fund seeks to provide
                                     long-term growth of capital and,
                                     secondarily, current income.


                                     AIM Capital Development Fund seeks
                                     to provide long-term growth of
                                     capital.


                                     AIM Charter Fund seeks to provide
                                     growth of capital with a secondary
                                     objective of current income.

                                     AIM Constellation Fund seeks to
                                     provide growth of capital.

                                     AIM Weingarten Fund seeks to provide
                                     growth of capital.

                                     This prospectus contains important
                                     information about the funds. Please
                                     read it before investing and keep it
                                     for future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.
      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES         1
- - - - - - - - - - - - - - - - - - - - - - - -

AIM Aggressive Growth Fund                   1

AIM Blue Chip Fund                           1

AIM Capital Development Fund                 1

AIM Charter Fund                             1

AIM Constellation Fund                       1

AIM Weingarten Fund                          1

PRINCIPAL RISKS OF INVESTING IN THE FUNDS    2
- - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                      3
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         3

Performance Table                            6

FEE TABLE AND EXPENSE EXAMPLE                7
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    7

Expense Example                              8

FUND MANAGEMENT                              9
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisors                                 9

Advisor Compensation                         9

Portfolio Managers                           9

OTHER INFORMATION                           11
- - - - - - - - - - - - - - - - - - - - - - - -

Dividends and Distributions                 11

Suitability for Investors                   11

Future Fund Closure                         11

FINANCIAL HIGHLIGHTS                        12
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Purchasing Shares                          A-1

Redeeming Shares                           A-2

Pricing of Shares                          A-2

Taxes                                      A-3

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM AGGRESSIVE GROWTH FUND (AGGRESSIVE GROWTH)



The fund's investment objective is to achieve long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



  The fund seeks to meet its objective by investing primarily in common stocks of companies whose earnings the fund's portfolio managers expect to grow more than 15% per year. The fund will invest in securities of small- and medium-sized growth companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.



AIM BLUE CHIP FUND (BLUE CHIP)


The fund's primary investment objective is long-term growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.


  The fund seeks to meet its objectives by investing at least 65% of its total assets in the common stocks of blue chip companies. Blue chip companies are those companies that the portfolio managers believe have the potential for above-average growth in earnings and that are well-established in their respective industries. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. When the portfolio managers believe securities other than common stocks offer the opportunity for long-term growth of capital and current income, the fund may invest in United States government securities, convertible securities and high-quality debt securities.


AIM CAPITAL DEVELOPMENT FUND (CAPITAL DEVELOPMENT)


The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


  The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. Among factors which the portfolio managers may consider when purchasing these securities are (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes or when the securities are no longer considered medium-sized company securities.


AIM CHARTER FUND (CHARTER)

The fund's primary investment objective is growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objectives by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.


AIM CONSTELLATION FUND (CONSTELLATION)

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when it no longer meets these criteria. The fund will invest without regard to market capitalization.

AIM WEINGARTEN FUND (WEINGARTEN)

The fund's investment objective is to provide growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund will invest primarily in common stocks of seasoned and better-capitalized companies. The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.


CAPITAL DEVELOPMENT, CHARTER, AND


WEINGARTEN


Each fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If a fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES (CONTINUED)
--------------------------------------------------------------------------------


ALL FUNDS


Each of Aggressive Growth, Blue Chip and Capital Development may invest up to 25% of its total assets in foreign securities. Each of Charter, Constellation and Weingarten may invest up to 20% of its total assets in foreign securities. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the funds may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, a fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the funds and that the income you may receive from your investment in Blue Chip and Charter may vary. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for a fund to sell securities at a desirable price.

  The values of the convertible securities in which the funds may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance. The returns shown for Aggressive Growth, Blue Chip and Capital Development are those of each fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses. A significant portion of Capital Development's returns during certain periods was attributable to its investments in the initial public offering (IPO) market. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total return. As of the date of this prospectus, the Institutional Classes of Aggressive Growth, Blue Chip and Capital Development have not yet commenced operations.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of Aggressive Growth's, Blue Chip's and Capital Development's Class A shares and Charter's, Constellation's and Weingarten's Institutional Class shares from year to year. The bar charts do not reflect sales loads. If they did, the annual total returns shown would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.



AGGRESSIVE GROWTH--CLASS A


                                    [GRAPH]


                                          Annual
Year Ended                                 Total
December 31                               Returns
-----------                               -------
1992....................................  21.34%
1993....................................  32.03%
1994....................................  17.18%
1995....................................  41.51%
1996....................................  14.34%
1997....................................  12.24%
1998....................................   4.99%
1999....................................  44.98%
2000....................................   3.00%
2001....................................   [  ]%



BLUE CHIP--CLASS A


                                    [GRAPH]


                                          Annual
Year Ended                                 Total
December 31                               Returns
-----------                               -------
1992....................................   2.64%
1993....................................   4.61%
1994....................................   4.66%
1995....................................  32.00%
1996....................................  23.75%
1997....................................  31.91%
1998....................................  30.42%
1999....................................  25.65%
2000....................................  -9.29%
2001....................................   [  ]%

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------


PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

CAPITAL DEVELOPMENT--CLASS A

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1997....................................  23.69%
1998....................................   4.53%
1999....................................  27.78%
2000....................................   9.82%
2001....................................   [  ]%


CHARTER--INSTITUTIONAL CLASS
                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1992....................................   1.48%
1993....................................   9.81%
1994....................................  -3.84%
1995....................................  36.13%
1996....................................  20.29%
1997....................................  25.18%
1998....................................  27.40%
1999....................................  34.37%
2000.................................... -14.37%
2001....................................   [  ]%


CONSTELLATION--INSTITUTIONAL CLASS

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1993....................................  17.65%
1994....................................   1.80%
1995....................................  36.16%
1996....................................  16.83%
1997....................................  13.45%
1998....................................  19.41%
1999....................................  45.07%
2000....................................  -9.98%
2001....................................   [  ]%

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

WEINGARTEN--INSTITUTIONAL CLASS

                                    [GRAPH]


                                          ANNUAL
YEAR ENDED                                TOTAL
DECEMBER 31                               RETURNS
-----------                               -------
1992....................................  -1.07%
1993....................................   1.91%
1994....................................   0.13%
1995....................................  35.43%
1996....................................  18.24%
1997....................................  26.48%
1998....................................  33.58%
1999....................................  35.23%
2000.................................... -19.98%
2001....................................   [  ]%


  During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                                  HIGHEST QUARTERLY RETURN     LOWEST QUARTERLY RETURN
FUND                                                   (QUARTER ENDED)             (QUARTER ENDED)
-------------------------------------------------------------------------------------------------------
Aggressive Growth--Class A                         [31.35% (12/31/99)          -22.80% (09/30/98)]
Blue Chip--Class A                                 [24.45% (12/31/98)          -11.11% (12/31/00)]
Capital Development--Class A                       [30.92% (12/31/99)          -20.93% (09/30/98)]
Charter--Institutional Class                       [26.29% (12/31/98)          -16.30% (12/31/00)]
Constellation--Institutional Class                 [36.71% (12/31/99)          -22.04% (12/31/00)]
Weingarten--Institutional Class                    [28.14% (12/31/98)          -22.53% (12/31/00)]
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------


PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE



The following performance table compares each fund's performance to that of a broad-based securities market index. Aggressive Growth's, Blue Chip's and Capital Development's performance reflects payment of sales loads.



AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------------------
(for the periods ended                                                                SINCE           INCEPTION
December 31, 2001)                  1 YEAR         5 YEARS         10 YEARS         INCEPTION             DATE
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth--Class A          [(2.67)%        13.71%          23.54%            16.11%]         05/01/84
Russell 2500--Trademark-- Index(1)   [4.27          13.98           17.41             14.27(2)]       04/30/84(2)
Blue Chip--Class A                 [(14.27)         18.06           16.05             13.66]          02/04/87
Russell 1000--Registered
  Trademark-- Index(3)              [(7.79)         18.16%          17.67             14.77(2)]       01/31/87(2)
Capital Development--Class A         [3.76                             --             16.38]          06/17/96
Russell 2500--Trademark-- Index(1)   [4.27                             --             13.40(2)]       06/30/96(2)
Charter--Institutional Class       [(14.37)         17.16                %            14.71]          07/30/91
S&P 500(4)                          [(9.10)         18.33                             16.39(2)]       07/31/91(2)
Constellation--Institutional
  Class                             [(9.98)         15.63              --             17.55]          04/08/92
S&P 500(4)                          [(9.10)         18.33              --             16.92(2)]       03/31/92(2)
Weingarten--Institutional Class    [(19.98)         16.67                             14.42]          10/08/91
S&P 500(4)                          [(9.10)         18.33                             16.63(2)]       09/30/91(2)
-----------------------------------------------------------------------------------------------------------------



(1) The Russell 2500--Trademark-- Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index, which represents approximately 17% of the total market capitalization of the Russell 3000--Registered Trademark-- Index.


(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.


(3) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(4) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

      --------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
      --------------------------------------------------------------------


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:


    SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)           AGGRESSIVE GROWTH   BLUE CHIP   CAPITAL DEVELOPMENT   CHARTER   CONSTELLATION   WEINGARTEN
-------------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load) Imposed on
Purchases (as a
percentage of offering
price)                           None            None             None            None         None           None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)               None            None             None            None         None           None
-------------------------------------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------------------------------------
(expenses that are
deducted
from fund assets)          AGGRESSIVE GROWTH   BLUE CHIP   CAPITAL DEVELOPMENT   CHARTER   CONSTELLATION   WEINGARTEN
-------------------------------------------------------------------------------------------------------------------------
Management Fees                  [0.63%          0.63%            0.66%]          0.63%        0.63%          0.63%
Distribution and/or
Service (12b-1) Fees              None           None             None            None         None           None
Other Expenses                    0.30(2)        0.31(2)          0.33(2)         0.24(3)      0.24(3)        0.29(3)
Total Annual Fund
Operating Expenses                0.93           0.94(4)          0.99            0.87(4)      0.87(4)        0.92(4)
-------------------------------------------------------------------------------------------------------------------------



(1)There is no guarantee that actual expenses will be the same as those shown in the table.


(2)Based on estimated net assets for current fiscal year.


(3)Effective December 12, 2001, the funds adopted a revised Multiple Class Plan requiring each class to bear proportionately all Other Expenses incurred by the fund based on the relative net assets attributable to each such class. Other Expenses for Charter, Constellation and Weingarten have been restated to reflect the adoption of this modified plan.


(4) The investment advisor has agreed to waive a portion of the management fee on assets in excess of $5 billion. Total Annual Fund Operating Expenses net of this agreement are 0.94%, 0.86%, 0.85% and 0.92% for Blue Chip, Charter, Constellation and Weingarten, respectively. Termination of this agreement requires approval by the Board of Trustees.


  You should also consider the effect of any account fees charged by the financial institution managing your account.

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------



FEE TABLE AND EXPENSE EXAMPLE (CONTINUED)
--------------------------------------------------------------------------------

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------
Aggressive Growth     $ 95     $296      $515      $1,143
Blue Chip               96      300       520       1,155
Capital Development    101      315       547       1,213
Charter                 89      278       482       1,073
Constellation           89      278       482       1,073
Weingarten              94      293       509       1,131
----------------------------------------------------------

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS


A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor.
A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is each of Charter's, Constellation's and Weingarten's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the funds' operations and provide investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.



  The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the funds, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2001, the advisor received compensation from the funds at the following rates:



                             ANNUAL RATE
                           (AS A PERCENTAGE
                           OF AVERAGE DAILY
          FUND               NET ASSETS)
          ----             ----------------
Aggressive Growth                0.63%
Blue Chip                        0.63%
Capital Development              0.66%
Charter                          0.62%
Constellation                    0.61%
Weingarten                       0.63%


PORTFOLIO MANAGERS

The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of each fund's portfolio are


AGGRESSIVE GROWTH



- Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.



- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.



- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998 he was an associate equity analyst with Prudential Securities.


BLUE CHIP



- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.


- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1986.


CAPITAL DEVELOPMENT


- Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1996.


- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.


CHARTER

- Monika H. Degan, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1995.

- Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 1991 and has been associated with the advisor and/or its affiliates since 1987.

CONSTELLATION

- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1990 and has been associated with the advisor and/or its affiliates since 1982.

- Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------

FUND MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

WEINGARTEN


- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1986 and has been associated with the advisor and/or its affiliates since 1982.

- Monika H. Degan, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1987 and has been associated with the advisor and/or its affiliates since 1986.

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each of the funds expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The funds generally declare and pay dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations, defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization), and platform sponsors with which A I M Distributors, Inc. has entered into a defined contribution plans agreement. For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans or platform sponsors; and the minimum initial investment requirement for all other investors for which the Institutional Classes of funds are available is $1 million.


  The Institutional Classes of funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.


FUTURE FUND CLOSURE (AGGRESSIVE GROWTH)


Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund may periodically suspend or limit the offering of its shares.


  During closed periods, the fund may impose different standards for additional investments.

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).


  This information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP. For more information regarding the change in independent auditors, see the Statement of Additional Information.


  A significant portion of Capital Development's returns was attributable to its investments in IPOs during certain fiscal years, which had a magnified impact on the fund due to its relatively small asset base during those periods. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total return.


  As of the date of this prospectus Aggressive Growth's, Blue Chip's and Capital Development's Institutional Class had not yet commenced operations and therefore, financial information for the Institutional Class is not available.


                                                                          AGGRESSIVE GROWTH -- CLASS A(a)
                                                    ---------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                    ---------------------------------------------------------------------------
                                                       2001           2000           1999           1998           1997
                                                    ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period                $              $    13.90     $    10.04     $    12.49     $    11.23
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.13)         (0.09)         (0.08)         (0.06)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                                     11.08           4.05          (1.93)          1.90
===============================================================================================================================
    Total from investment operations                                    10.95           3.96          (2.01)          1.84
===============================================================================================================================
Less distributions:
  Distributions from net realized gains                                 (6.44)         (0.10)         (0.44)         (0.58)
===============================================================================================================================
Net asset value, end of period                      $              $    18.41     $    13.90     $    10.04     $    12.49
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                               %         47.53%         39.73%        (16.36)%        17.35%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $              $4,444,515     $2,808,451     $2,638,038     $3,864,257
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                       %          1.04%(c)       1.09%          1.06%          1.06%
===============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                  %         (0.77)%(c)      (0.69)%       (0.64)%        (0.65)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                       %            79%            75%            69%            73%
_______________________________________________________________________________________________________________________________
===============================================================================================================================


(a) Per share information and shares have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.


(b)  Does not include sales charges.


(c)  Ratios are based on average daily net assets of $4,036,834,917.

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                               BLUE CHIP -- CLASS A(a)
                                                      -------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                      -------------------------------------------------------------------------
                                                         2001           2000           1999         1998(b)       1997(B)
                                                      ----------     ----------     ----------     ----------     --------
Net asset value, beginning of period                  $              $    15.49     $    12.05     $    10.32     $   8.69
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                            (0.05)          0.01           0.04         0.06
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                                            1.85           3.47           1.92         2.31
===============================================================================================================================
    Total from investment operations                                       1.80           3.48           1.96         2.37
===============================================================================================================================
Less distributions:
  Dividends from net investment income                                       --          (0.01)         (0.02)       (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                      --          (0.03)         (0.21)       (0.72)
===============================================================================================================================
    Total distributions                                                      --          (0.04)         (0.23)       (0.74)
===============================================================================================================================
Net asset value, end of period                        $              $    17.29     $    15.49     $    12.05     $  10.32
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                 %         11.60%         29.01%         19.36%       29.68%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $              $3,163,453     $2,299,551     $1,085,648     $498,178
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              %          1.19%(d)       1.19%          1.22%        1.31%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           %          1.19%(d)       1.19%          1.22%        1.32%
===============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        %         (0.31)%(d)       0.03%         0.33%        0.50%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                         %            22%            22%            27%          43%
_______________________________________________________________________________________________________________________________
===============================================================================================================================


(a) Per share information and shares have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.


(b)  Calculated using average shares outstanding.


(c) Does not include sales charges and is not annualized for periods less than one year.


(d)  Ratios are based on average daily net assets of $2,852,320,679.





                                                                           CAPITAL DEVELOPMENT -- CLASS A(a)
                                                           -----------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                           -----------------------------------------------------------------
                                                             2001         2000         1999         1998         1997
                                                           --------     --------     --------     --------     --------
Net asset value, beginning of period                       $            $  15.24     $  12.89     $  14.57     $  11.09
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                             (0.13)       (0.10)(a)    (0.06)(a)    (0.10)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                             6.68         2.45        (1.62)        3.58
============================================================================================================================
    Total from investment operations                                        6.55         2.35        (1.68)        3.48
============================================================================================================================
Net asset value, end of period                             $            $  21.79     $  15.24     $  12.89     $  14.57
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                    %       42.98%       18.23%      (11.53)%      31.38%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $            $759,838     $579,514     $717,263     $577,685
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 %        1.28%(c)     1.38%        1.28%        1.33%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              %        1.28%(c)     1.38%        1.28%        1.38%
============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                           %       (0.60)%(c)    (0.70)%     (0.40)%      (0.83)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            %         101%         117%          78%          41%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a)  Calculated using average shares outstanding.


(b) Does not include sales charges and is not annualized for periods less than one year.

(c)  Ratios are based on average daily net assets of $736,784,011.

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                           CHARTER -- INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------
                                                               2001      2000       1999        1998        1997
                                                              ------    ------     -------     -------     -------
Net asset value, beginning of period                          $         $17.33     $ 13.42     $ 13.48     $ 11.24
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                   0.52        0.09        0.18        0.16
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                  1.83        4.43        1.24        2.91
=======================================================================================================================
    Total from investment operations                                      2.35        4.52        1.42        3.07
=======================================================================================================================
Less distributions:
  Dividends from net investment income                                      --       (0.07)      (0.14)      (0.16)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                  (1.35)      (0.54)      (1.34)      (0.67)
=======================================================================================================================
    Total distributions                                                  (1.35)      (0.61)      (1.48)      (0.83)
=======================================================================================================================
Net asset value, end of period                                $         $18.33     $ 17.33     $ 13.42     $ 13.48
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return                                                        %    14.02%      34.61%      11.69%      29.05%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $         $3,234     $66,801     $43,815     $40,191
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  %     0.66%(a)    0.65%       0.66%       0.67%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               %     0.68%(a)    0.67%       0.67%       0.68%
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  %     0.66%(a)    0.65%       0.66%       0.67%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               %     0.68%(a)    0.67%       0.67%       0.68%
=======================================================================================================================
Ratio of net investment income to average net assets                %     0.20%(a)    0.51%       1.37%       1.21%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                             %       80%        107%        154%        170%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Ratios are based on average net assets of $46,641,532.


                                                                         CONSTELLATION -- INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                               2001       2000        1999        1998        1997
                                                              ------    --------    --------    --------    --------
Net asset value, beginning of period                          $         $  36.01    $  27.25    $  30.00    $  26.01
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                             (0.09)      (0.01)         --        0.02
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                            12.91        9.50       (0.65)       4.86
=========================================================================================================================
    Total from investment operations                                       12.82        9.49       (0.65)       4.88
=========================================================================================================================
Less distributions:
  Distributions from net realized gains                                    (3.28)      (0.73)      (2.10)      (0.89)
=========================================================================================================================
Net asset value, end of period                                $         $  45.55    $  36.01    $  27.25    $  30.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return                                                        %      37.14%      35.46%      (1.85)%     19.42%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $         $288,097    $244,369    $189,039    $188,109
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  %       0.65%(a)     0.64%      0.63%       0.65%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               %       0.68%(a)     0.66%      0.65%       0.67%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets         %      (0.18)%(a)    (0.04)%    (0.01)%     0.06%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             %         88%         62%         76%         67%
_________________________________________________________________________________________________________________________
=========================================================================================================================


(a)  Ratios are based on average daily net assets of $316,573,355.

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                        WEINGARTEN -- INSTITUTIONAL CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                               2001     2000(A)      1999      1998      1997
                                                              -------   -------    --------   -------   ------- ----
Net asset value, beginning of period                          $         $28.96     $  22.18   $ 23.05   $ 20.46
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.06)        0.02      0.10      0.08
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                  3.29         8.32      2.43      4.90
--------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                      3.23         8.34      2.53      4.98
--------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                                      --        (0.10)       --     (0.15)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                  (3.19)       (1.46)    (3.40)    (2.24)
--------------------------------------------------------------------------------------------------------------------
    Total distributions                                                  (3.19)       (1.56)    (3.40)    (2.39)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $         $29.00     $  28.96   $ 22.18   $ 23.05
--------------------------------------------------------------------------------------------------------------------
Total return                                                         %   11.07%       39.20%    12.79%    27.37%
--------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $         $18,634    $114,076   $72,884   $62,124
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                                   %    0.64%(b)     0.63%     0.62%     0.64%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                %    0.68%(b)     0.68%     0.67%     0.68%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets          %   (0.04)%(b)     0.02%    0.49%     0.50%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              %     145%         124%      125%      128%
--------------------------------------------------------------------------------------------------------------------

(a)Calculated using average shares outstanding.
(b)Ratios are based on average daily net assets of $89,095,334.

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING SHARES


MINIMUM INVESTMENTS PER ACCOUNT


The minimum investments are as follows:


                                                                INITIAL     ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS   INVESTMENTS
---------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
      Contribution Plans                                      $        0    no minimum

Banks acting in a fiduciary or similar capacity, Collective
      and Common Trust Funds, Banks and Broker-Dealers
      acting for their own account or Foundations and
      Endowments                                               1 million    no minimum

Defined Contribution Plans (Corporate, Non-profit or
      Governmental)                                           10 million    no minimum
---------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES


You may purchase shares using one of the options below.


PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                 OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial              Contact your financial                Same
  Intermediary                   intermediary.
                                 The financial intermediary should
                                 mail your completed account
                                 application and purchase payment
                                 to the transfer agent,
                                 A I M Fund Services, Inc.
                                 P. O. Box 4497
                                 Houston, TX 77210-4497
                                 The financial intermediary should
                                 call the transfer agent at (800)
                                 659-1005 to receive an account
                                 number.
                                 Then, the intermediary should use
                                 the following wire instructions:
                                 JPMorgan Chase Bank
                                 ABA/Routing #: 113000609
                                 DDA 00100366732
                                 Attn: AIM wire purchase
                                 Fund name and account number
By Telephone                     Open your account as described        Call the transfer agent at (800)
                                 above.                                659-1005 and wire payment for your
                                                                       purchase order in accordance with
                                                                       the wire instructions noted above.
                                                                       You must call and wire payment
                                                                       before the close of the customary
                                                                       trading session of the NYSE on
                                                                       days that the NYSE is open for
                                                                       business in order to effect your
                                                                       purchase on that day.
By AIM Internet Connect(SM)      Open your account as described        Complete an AIM Internet Connect
                                 above.                                Authorization Form. Mail the
                                                                       application and form to the
                                                                       transfer agent. Once your request
                                                                       for this option has been
                                                                       processed, you may place your
                                                                       purchase order at
                                                                       www.aimfunds.com.
---------------------------------------------------------------------------------------------------------



AUTOMATIC DIVIDEND INVESTMENT



All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

REDEEMING SHARES


REDEMPTION FEES


We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial              Contact your financial intermediary.
  Intermediary
                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you
                                 provided the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the customary trading session of the NYSE on days the NYSE is
                                 open for business in order to effect the redemption at the day's closing price.
By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before the close of the
                                 customary trading session of the NYSE on days the NYSE is
                                 open for business in order to effect the redemption at that day's closing price.
By AIM Internet Connect          Place your redemption request at www.aimfunds.com. The
                                 transfer agent must receive your redemption request before the close of the customary trading session of the NYSE on
                                 days the NYSE is open for business in order to effect the
                                 redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT


We normally will wire payment for redemptions received prior to the close of the customary trading session of the NYSE on days the NYSE is open for business on the same day the redemption request is received. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.


REDEMPTION BY TELEPHONE


If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.


REDEMPTION BY INTERNET


If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.


REDEMPTIONS BY THE AIM FUNDS


If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.


 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:


 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;


 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR


 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.


PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE


The price of each fund's shares is such fund's net asset value per share. Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. Each fund values portfolio securities for which market quotations are readily available at market value. Each fund values short-term investments maturing within sixty (60) days at amortized cost, which approximates market value.

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TIMING OF ORDERS



Each fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to the close of the customary trading session of the NYSE, the fund will normally wire proceeds on that day. If the transfer agent receives a redemption request after the close of the customary trading session of the NYSE, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. A fund may postpone the right to redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.


TAXES


Dividends and distributions received are taxable as ordinary income or long-term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time a fund holds its assets. Every year, information will be sent showing the amount of distributions received from the fund during the prior year.


  Any long-term or short-term capital gain realized from redemptions of fund shares will be subject to federal income tax.


  The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

--------------------------------------------------------------------------------
      AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER -
                        CONSTELLATION - WEINGARTEN FUNDS
--------------------------------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.



  If you have questions about these funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of a fund's current SAI or annual or semiannual reports, please contact us


---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4497
                             Houston, TX 77001-4497

BY TELEPHONE:                (800) 451-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com

---------------------------------------------------------


You also can review and obtain copies of a fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.



------------------------------------------------------------------------------
 AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Weingarten Fund
 SEC 1940 Act file number: 811-1424
------------------------------------------------------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com    [  PRO-1]  INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                 SUBJECT TO COMPLETION - DATED DECEMBER 28, 2001


                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION





                            INSTITUTIONAL CLASSES OF


                           AIM AGGRESSIVE GROWTH FUND

                               AIM BLUE CHIP FUND

                          AIM CAPITAL DEVELOPMENT FUND


                                AIM CHARTER FUND

                             AIM CONSTELLATION FUND

                               AIM WEINGARTEN FUND



                              (SERIES PORTFOLIOS OF
                                AIM EQUITY FUNDS)


                                11 GREENWAY PLAZA
                                    SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919





          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                    AND IT SHOULD BE READ IN CONJUNCTION WITH
                     A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
                 A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE
                      FROM AUTHORIZED DEALERS OR BY WRITING
                            A I M FUND SERVICES, INC.
                                 P. O. BOX 4497
                             HOUSTON, TX 77210-4497
                          OR BY CALLING (800) 451-4246.






            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2002,
                 RELATING TO THE PROSPECTUS DATED MARCH 1, 2002

                                TABLE OF CONTENTS


                                                                                                               Page
INTRODUCTION......................................................................................................1


GENERAL INFORMATION ABOUT THE TRUST...............................................................................1

         The Trust and Its Shares.................................................................................1

BROKERAGE ALLOCATION AND OTHER PRACTICES..........................................................................3

         Brokerage Transactions...................................................................................3
         Commissions..............................................................................................4
         Allocation of Portfolio Transactions.....................................................................4
         Allocation of Equity Offering Transactions...............................................................4
         Brokerage Selection......................................................................................5
         Directed Brokerage - Research Services...................................................................6
         Regular Brokers or Dealers...............................................................................6
         Portfolio Turnover.......................................................................................6

INVESTMENT STRATEGIES AND RISKS...................................................................................7

         Real Estate Investment Trusts ("REITs").................................................................10
         Foreign Securities......................................................................................11
         Foreign Exchange Transactions...........................................................................12
         Illiquid Securities.....................................................................................12
         Rule 144A Securities....................................................................................12
         Repurchase Agreements...................................................................................13
         Reverse Repurchase Agreements...........................................................................13
         Special Situations......................................................................................13
         Short Sales.............................................................................................13
         Margin Transactions.....................................................................................14
         Warrants................................................................................................14
         Securities Issued on a When-Issued or Delayed Delivery Basis............................................14
         Lending of Portfolio Securities.........................................................................15
         Interfund Loans.........................................................................................15
         Equity-Linked Derivatives...............................................................................15
         Borrowing...............................................................................................15
         Investment in Unseasoned Issuers........................................................................16
         Investment in Other Investment Companies................................................................16
         Temporary Defensive Investments.........................................................................16
         Swaps, Caps, Floors and Collars.........................................................................16

OPTIONS, FUTURES AND CURRENCY STRATEGIES.........................................................................17

         Introduction............................................................................................17
         General Risks of Options, Futures and Currency Strategies...............................................17
         Cover...................................................................................................18
         Writing Call Options....................................................................................18
         Writing Put Options.....................................................................................19
         Purchasing Put Options..................................................................................19
         Purchasing Call Options.................................................................................19
         Over-The-Counter Options................................................................................20
         Index Options...........................................................................................20
         Limitations on Options..................................................................................20
         Interest Rate, Currency and Stock Index Futures Contracts...............................................21
         Options on Futures Contracts............................................................................22
         Forward Contracts.......................................................................................22
         Limitations on Use of Futures, Options on Futures and Certain Options on Currencies.....................22

INVESTMENT RESTRICTIONS..........................................................................................22

         Fundamental Restrictions................................................................................23
         Non-Fundamental Restrictions............................................................................24

MANAGEMENT OF THE TRUST..........................................................................................25

         Management Information..................................................................................25
         Compensation............................................................................................26
         Codes of Ethics.........................................................................................28

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................28


INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................28


DISTRIBUTION OF SECURITIES.......................................................................................33

         Distributor.............................................................................................33

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................33

         Purchase and Redemption of Shares.......................................................................33
         Redemptions by the Funds................................................................................34
         Backup Withholding......................................................................................34

NET ASSET VALUE DETERMINATION....................................................................................35


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................36

         Reinvestment of Dividends and Distributions.............................................................36
         Tax Matters.............................................................................................36
         Qualification as a Regulated Investment Company.........................................................37
         Determination of Taxable Income of a Regulated Investment Company.......................................37
         Passive Foreign Investment Companies....................................................................38
         Excise Tax on Regulated Investment Companies............................................................39
         Fund Distributions......................................................................................39
         Sale or Redemption of Shares............................................................................41
         Foreign Shareholders....................................................................................41
         Effect of Future Legislation; Local Tax Considerations..................................................42

OTHER SERVICE PROVIDERS..........................................................................................42

         Transfer Agent..........................................................................................42
         Custodians..............................................................................................42
         Auditors................................................................................................43
         Counsel to the Trust....................................................................................43
         Other Information.......................................................................................43

CALCULATION OF PERFORMANCE DATA..................................................................................43

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................C-1

BROKERAGE COMMISSIONS...........................................................................................D-1

PERFORMANCE DATA................................................................................................E-1

FINANCIAL STATEMENTS.............................................................................................FS

                                  INTRODUCTION


         AIM Equity Funds (the "Trust") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated March 1, 2002 (the "Prospectus"), which relates to the Institutional Classes of the following portfolios of the
Trust: AIM Aggressive Growth Fund ("Aggressive Growth"), AIM Blue Chip Fund ("Blue Chip"), AIM Capital Development Fund ("Capital Development"), AIM Charter Fund ("Charter"), AIM Constellation Fund ("Constellation") and AIM Weingarten Fund ("Weingarten") (individually a "Fund" and collectively, the "Funds"). This Statement of Additional Information relates solely to the Institutional Classes of the Funds. Additional copies of the Prospectus and this Statement of Additional Information may be obtained without charge by writing A I M Fund Services, Inc. ("AFS"), P.O. Box 4497, Houston, Texas 77210-4497 or by calling
(800) 451-4246. Investors must receive a Prospectus before they invest.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Trust's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges described under its rules and regulations.

                       GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES


         The Trust currently is organized as a Delaware business trust under an Agreement and Declaration of Trust, dated December 6, 1999, as amended (the "Trust Agreement"). The Trust was previously organized as AIM Equity Funds, Inc. ("AEF"), a Maryland corporation. Pursuant to an Agreement and Plan of Reorganization, the AEF Funds (defined below) were reorganized on June 21, 2000 as portfolios of the Trust, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company.

         Under the Trust Agreement, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust. The Trust currently consists of eleven separate portfolios:
Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation, AIM Dent Demographic Trends Fund ("Demographic Trends"), AIM Emerging Growth Fund ("Emerging Growth"), AIM Large Cap Basic Value Fund ("Large Cap Basic Value"), AIM Large Cap Growth Fund ("Large Cap Growth"), AIM Mid Cap Growth Fund ("Mid Cap") and Weingarten (each an "AEF Fund" and collectively, the "AEF Funds"). Aggressive Growth, Blue Chip, Capital Development, Charter, Weingarten and Constellation each have four separate classes: Class A, Class B and Class C and an Institutional Class. Demographic Trends, Emerging Growth, Large Cap Basic Value, Large Cap Growth and Mid Cap each have three classes of shares: Class A, Class B and Class C shares. Class A shares (sold with a front-end sales charge) and Class B and Class C shares (each sold with a contingent deferred sales charge) of the AEF Funds are also referred to as the Retail Classes. Prior to October 15, 1993, Aggressive Growth was a portfolio of AIM Funds Group ("AFG"), a Massachusetts business trust. Pursuant to an Agreement and Plan of Reorganization between AFG and AEF, Aggressive Growth was redomesticated as a portfolio of AEF. Blue Chip acquired the investment portfolio of Baird Blue Chip Fund, Inc. (the "BBC Fund"), a registered management investment company, on June 3, 1996, in a corporate reorganization. Capital Development acquired substantially all of the assets of Baird Capital Development Fund, Inc., a registered management investment company, on August 12, 1996 in a corporate reorganization.


         Pursuant to the Agreement and Plan of Reorganization, the Funds succeeded to the assets and assumed the liabilities of the series portfolios with corresponding names (the "Predecessor Funds") of AEF. All historical financial and other information contained in this Statement of Additional Information for periods prior to June 21, 2000 relating to the AEF Funds (or a class thereof) is that of the Predecessor Funds (or the corresponding class thereof).

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption, investors should consult the Prospectuses under the caption "Redeeming Shares."

         This Statement of Additional Information relates solely to the Institutional Classes of the Funds.

         The assets received by the Trust from the issue or sale of shares of each of its series of shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the appropriate Fund. They constitute the underlying assets of each Fund, are required to be segregated on the Trust's books of account, and are to be charged with the expenses with respect to such Fund and its respective classes. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.


         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers four separate classes of shares: Institutional Class shares, Class A shares, Class B shares and Class C shares. Class A, Class B and Class C shares are discussed in a separate Statement of Additional Information. Each class represents interests in the same portfolio of investments but, as further described in the Prospectuses, each such class is subject to differing sales charges and expenses, which differences will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.


         The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

         Shares of the Retail Class and the Institutional Class of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the different classes of shares, where applicable, of a Fund. However, on matters affecting one portfolio of the Trust or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan.

         Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

         The Trust Agreement provides that the trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any trustee may resign or retire; (b) any trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust, or at any time by written instrument signed by at least two-thirds of the trustees and specifying when such removal becomes effective; or (c) any trustee who has died or become incapacitated and is unable to serve may be retired by a written instrument signed by a majority of the trustees and specifying the date of his or her retirement.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations or liability extended to shareholders of private for-profit corporations, however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

         The Trust Agreement further provides that the trustees and officers will not be liable for any act, omission or obligation of the Trust or any trustee or officer. However, nothing in the Trust Agreement protects a trustee or officer against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust. The Trust Agreement provides for indemnification by the Trust of the trustees, officers, employees and agents of the Trust, if it is determined that such person acted in good faith, and reasonably believed: (1) in the case of conduct in his or her official capacity for the Trust, that his or her conduct was in the Trust's best interests, (2) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests and (3) in a criminal proceeding, that he or she had no reason to believe that his or her conduct was unlawful. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.





                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.


         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         Brokerage commissions paid by each of the Funds for the last three fiscal years ended October 31 are found in Appendix D.

COMMISSIONS


         During the last three fiscal years, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.


         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account and may invest in Affiliated Money Market funds, provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS


         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF EQUITY OFFERING TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity security distributions that are available in an equity "offering", which AIM defines as an IPO, a secondary (follow-on offering), a private placement, a direct placement or a PIPE (private investment in a public equity). Occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for offerings for all AIM Funds and accounts participating in purchase transactions for that offering, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular offering by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in offerings will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of offerings over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous offerings as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points. Selection of those AIM Funds or accounts shall be rotational in a manner designed to allocate equally over the longer term. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in offerings, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such offering transactions will be the same for each AIM Fund and account.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Board of Trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.


DIRECTED BROKERAGE - RESEARCH SERVICES

         For the fiscal year ended October 31, 2001, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:



                                                              Related
Fund                                 Transactions      Brokerage Commissions
----                                ---------------    ---------------------
AIM Aggressive Growth Fund          $   761,312,304        $    1,218,904
AIM Blue Chip Fund                      360,119,191               425,758
AIM Capital Development Fund            229,225,331               368,662
AIM Charter Fund                        992,753,189             1,258,184
AIM Constellation Fund                1,356,784,301             1,734,767
AIM Weingarten Fund                   3,297,364,386             3,239,006



REGULAR BROKERS OR DEALERS

         During the fiscal year ended October 31, 2001, the Funds held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:



         Fund                 Stock           Market Value
         ----                 -----           ------------
                                              $



         Fund                 Bonds/Notes     Market Value
         ----                 -----------     ------------
                                              $


PORTFOLIO TURNOVER

         The portfolio turnover rate of each Fund is shown under "Financial Highlights" in the Prospectus. Higher portfolio turnover increases transaction costs to the Fund.

                         INVESTMENT STRATEGIES AND RISKS

         Information concerning each Fund's non-fundamental investment objective(s) is set forth in the Prospectus under the heading "Investment Objectives and Strategies." There can be no assurance that any Fund will achieve its objective. The principal features of each Fund's investment program and the principal risks associated with that investment program are discussed in the Prospectus under the heading "Investment Objectives and Strategies" and "Principal Risks of Investing in the Funds."

         Set forth in this section is a description of each Fund's investment policies, strategies and practices. The investment objective(s) of each Fund are non-fundamental policies and may be changed by the Board of Trustees without shareholder approval. Each Fund's investment policies, strategies and practices are also non-fundamental. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. Each Fund has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" in this Statement of Additional Information. Individuals considering the purchase of shares of any Fund should recognize that there are risks in the ownership of any security.


         Any percentage limitations with respect to assets of a Fund will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings and reverse repurchase agreements (Charter only) will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit each Fund's borrowing abilities.

         The investment objective of Aggressive Growth is to achieve long-term growth of capital. The Fund will invest primarily in common stocks of companies whose earnings the Fund's portfolio managers expect to grow more than 15% per year. Many of these companies are in the small to medium-sized category. The Fund's strategy does not preclude investment in large, seasoned companies which in the judgment of AIM possess superior potential returns similar to companies with formative growth profiles. The Fund will also invest in established smaller companies (under $500 million in market capitalization) which offer exceptional value based upon substantially above average earnings growth potential relative to market value. Investors should realize that equity securities of small to medium-sized companies may involve greater risk than is associated with investing in more established companies. Small to medium-sized companies often have limited product and market diversification, fewer financial resources or may be dependent on a few key managers. Any one of the foregoing may change suddenly and have an immediate impact on the value of the Fund's securities. Furthermore, whenever the securities markets are experiencing rapid price changes due to national economic trends, secondary growth securities have historically been subject to exaggerated price changes. The Fund may invest in non-equity securities, such as corporate bonds or U.S. Government obligations during periods when, in the opinion of AIM, prevailing market, financial, or economic conditions warrant, as well as when such holdings are advisable in light of a change in circumstances of a particular company or within a particular industry.

         Blue Chip's primary investment objective is long-term growth of capital with a secondary objective of current income. It is anticipated that the major portion of Blue Chip's portfolio will ordinarily be invested in common stocks, convertible securities and bonds of blue chip companies (i.e., companies with leading market positions and which possess strong financial characteristics, as described below). While current income is a secondary objective, most of the stocks in the Fund's portfolio are expected to pay dividends. The Fund will generally invest in large and medium sized companies (i.e., companies which fall in the largest 85% of market capitalization of publicly traded companies listed in the United States) which possess the following characteristics:

         o MARKET CHARACTERISTICS -- Blue chip companies are those which occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can in turn lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies which have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

         o FINANCIAL CHARACTERISTICS -- A blue chip company possesses at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors; (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

         The Fund will diversify among industries and therefore will not invest 25% or more of its total assets in any one industry. Under normal market conditions, Blue Chip's portfolio will be diversified among industries in a manner similar to the industry diversification of broad market indices.

         The investment objective of Capital Development is long-term growth of capital. Production of income is incidental to this objective. The Fund's principal investments are in common stocks, convertible securities and bonds. The Fund will invest primarily in securities of small and medium-sized companies (i.e., companies which fall in the smallest 85% by market capitalization of publicly traded companies in the United States). Among factors that AIM may consider when selecting investments in a company for the Fund are (i) the growth prospects for a company's products, (ii) the economic outlook for its industry,
(iii) a company's new product development, (iv) its operating management capabilities, (v) the relationship between the price of the security and its estimated fundamental value, (vi) relevant market, economic and political environments and (vii) financial characteristics such as balance sheet analysis and return on assets.


         The primary investment objective of Charter is growth of capital with a secondary objective of current income. Although the amount of Charter's current income will vary from time to time, it is anticipated that the current income realized by Charter will generally be greater than that realized by mutual funds whose sole objective is growth of capital.

         The investment objective of Constellation is growth of capital. Constellation aggressively seeks to increase shareholders' capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program.




         The investment objective of Weingarten is to seek growth of capital. The Fund will invest in common stocks of seasoned and better capitalized companies. Current income will not be an important criterion of investment selection, and any such income should be considered incidental. It is anticipated that common stocks will be the principal form of investment by the Fund.


         Constellation and Weingarten's portfolio is primarily comprised of securities of two basic categories of companies: (a) "core" companies, which Fund management considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits.


         Each of the Funds may invest, for cash management, temporary or defensive purposes, all or substantially all of their assets in investment grade (high quality) corporate bonds, shares of affiliated money market funds, commercial paper, or U.S. Government obligations. In addition, all or a portion of each Fund's assets may be held, from time to time, in cash, repurchase agreements, shares of affiliated money market funds, bonds or other short-term debt securities when such positions are deemed advisable in light of economic or market conditions. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see Appendix A to this Statement of Additional Information.


         COMMON STOCK -- The Funds will invest in common stocks. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK -- The Funds may invest in preferred stocks. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES -- The Funds may invest in convertible securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.


         CORPORATE DEBT SECURITIES -- The Funds may invest in corporate debt securities. Corporations issue debt securities of various types, including bonds and debentures (which are long-term), notes (which may be short- or long-term), bankers acceptances (indirectly secured borrowings to facilitate commercial transactions) and commercial paper (short-term unsecured notes). These securities typically provide for periodic payments of interest, at a rate which may be fixed or adjustable, with payment of principal upon maturity and are generally not secured by assets of the issuer or otherwise guaranteed. The values of fixed rate income securities tend to vary inversely with changes in interest rates, with longer-term securities generally being more volatile than shorter-term securities. Corporate securities frequently are subject to call provisions that entitle the issuer to repurchase such securities at a predetermined price prior to their stated maturity. In the event that a security is called during a period of declining interest rates, the Fund may be required to reinvest the proceeds in securities having a lower yield. In addition, in the event that a security was purchased at a premium over the call price, a Fund will experience a capital loss if the security is called. Adjustable rate corporate debt securities may have interest rate caps and floors.


         Blue Chip will not invest in non-convertible corporate debt securities rated below investment grade by Standard and Poor's Ratings Services ("S&P") and Moody's Investors Service ("Moody's") or in unrated non-convertible corporate debt securities believed by the Fund's investment adviser to be below investment grade quality. Securities rated in the four highest long-term rating categories by Standard and Poor's Ratings Services ("S&P") and Moody's Investors Service ("Moody's") are considered to be "investment grade." S&P's fourth highest long-term rating category is "BBB", with BBB- being the lowest investment grade rating. Moody's fourth highest long-term rating category is "Baa", with Baa3 being the lowest investment grade rating. Publications of S&P indicate that it assigns securities to the "BBB" rating category when such securities are "regarded as having an adequate capacity to pay interest and repay principal. Such securities normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay," whereas securities rated AAA by S&P are regarded as having "capacity to pay interest and repay principal [that] is extremely strong." Publications of Moody's indicate that it assigns securities to the "Baa rating category when such securities are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well," whereas securities rated Aaa by Moody's "are judged to be of the best quality" and "carry the smallest degree of investment risk."


         U.S. GOVERNMENT SECURITIES -- The Funds may invest in securities issued or guaranteed by the United States government or its agencies or instrumentalities. These include Treasury securities (bills, notes, bonds and other debt securities) which differ only in their interest rates, maturities and times of issuance. U.S. Government agency and instrumentality securities include securities which are supported by the full faith and credit of the U.S., securities that are supported by the right of the agency to borrow from the U.S. Treasury, securities that are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality and securities that are supported only by the credit of such agencies. While the U.S. Government may provide financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. The values of such securities fluctuate inversely to interest rates.


         Descriptions of debt securities ratings are found in Appendix A.


REAL ESTATE INVESTMENT TRUSTS ("REITS")

         To the extent consistent with their respective investment objectives and policies, the Funds may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 25% of the total assets of any of the Funds.

         REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent that a Fund has the ability to invest in REITs, such Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic condition, adverse change in the climate for real estate, environmental liability risks, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

FOREIGN SECURITIES


         To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. Each of Aggressive Growth, Blue Chip and Capital Development may invest up to 25% of its total assets in foreign securities. Each of Charter, Constellation and Weingarten may invest up to 20% of its total assets in foreign securities. For purposes of computing such limitation American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.


         To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.

         Investments by a Fund in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

         Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.


         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. On January 2, 2001, Greece became a member of the EMU. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.





         Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments.

         Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

FOREIGN EXCHANGE TRANSACTIONS

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of futures contracts with respect to foreign currency (and options thereon), and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange-traded futures contracts. The Fund may purchase and sell options on futures contracts or forward contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency. The Funds' dealings in foreign exchange may involve specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. The Fund will not speculate in foreign exchange, nor commit a larger percentage of its total assets to foreign exchange hedges than the percentage of its total assets that it could invest in foreign securities. Further information concerning futures contracts and related options is set forth under the heading "Options, Futures and Currency Strategies."

ILLIQUID SECURITIES

         None of the Funds will invest more than 15% of their net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

RULE 144A SECURITIES


         The Funds may purchase privately placed securities that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as a Fund, to trade in securities that have not been registered under the 1933 Act. AIM, under the supervision of the Trust's Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to a Fund's restriction on investments in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund complies with its restriction on investments in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


REPURCHASE AGREEMENTS

         The Funds may each enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time. Repurchase agreements are not included in each Fund's restrictions on lending. Repurchase agreements are considered to be loans by each Fund under the 1940 Act.

         Charter may enter into repurchase agreements (at any time, up to 50% of its net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash.

REVERSE REPURCHASE AGREEMENTS

         Consistent with Charter's policy on borrowings, Charter may invest in reverse repurchase agreements with banks, which involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid securities having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act.

SPECIAL SITUATIONS

         Although Constellation does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

SHORT SALES

         Each of the Funds may from time to time make short sales of securities which it owns or which it has the right to acquire through the conversion or exchange of other securities it owns. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will neither make short sales of securities nor maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." To secure its obligation to deliver the securities sold short, a Fund will deposit in escrow in a separate account with its custodian, an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. In no event may more than 10% of a Fund's total assets be deposited or pledged as collateral for short sales at any one time.

         Since a Fund ordinarily will want to continue to receive interest and dividend payments on securities in its portfolio which are convertible into the securities sold short, the Fund will normally close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities which it already holds.

         A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because among other reasons, it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

MARGIN TRANSACTIONS


         None of Aggressive Growth, Blue Chip, Capital Development, Charter or Weingarten will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.


WARRANTS

         The Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

         Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent cash and securities are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets.

LENDING OF PORTFOLIO SECURITIES

         Consistent with applicable regulatory requirements, the Funds may lend their portfolio securities (principally to broker-dealers) to the extent of one-third of their respective total assets. Such loans would be callable at any time and would be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, the Funds will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on the Funds' investment in the loaned securities. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

INTERFUND LOANS


         Each Fund may lend up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, it will secure all of its loans from other AIM Funds. The ability of the Funds to lend their securities to other AIM Funds is subject to certain other terms and conditions.


EQUITY-LINKED DERIVATIVES

         Each of the Funds may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optomised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investments in other investment companies. See "Investment in Other Investment Companies."

BORROWING


         The Funds may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.


         In addition to the ability to borrow money for temporary or emergency purposes, Constellation may, but has no current intention to, borrow money from banks to purchase or carry securities. Constellation may borrow amounts to purchase or carry securities only if, immediately after such borrowing, the value of its assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. Any investment gains made by Constellation with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. This speculative factor is knows as "leveraging."

INVESTMENT IN UNSEASONED ISSUERS

         Charter may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

INVESTMENT IN OTHER INVESTMENT COMPANIES


         With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), each Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.


TEMPORARY DEFENSIVE INVESTMENTS


         In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash, money market instruments, bonds, or other debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see Appendix A to this Statement of Additional Information.


SWAPS, CAPS, FLOORS AND COLLARS

         Consistent with its investment objective a Fund may enter into interest rate, currency and index swaps and may purchase or sell related caps, floors and collars and other derivative instruments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and will not sell interest rate caps, floors or collars if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund may be obligated to pay.


         Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

         The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

INTRODUCTION

         The Funds may each use forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

         The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract, forward contract or option thereon at any particular time.

         (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

COVER

         Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

WRITING CALL OPTIONS

         Each of the Funds may write (sell) covered call options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a call option, a Fund would have the obligation to deliver the underlying security, cash or currency (depending on the type of derivative) to the holder (buyer) at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of a Fund continues, it may be assigned an exercise notice, requiring it to deliver the underlying security, cash or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         When writing a call option a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security, contract or currency above the exercise price, and retains the risk of loss should the price of the security, contract or currency decline. Unlike one who owns securities, contracts or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, contracts or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

         Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

WRITING PUT OPTIONS

         Each of the Funds may write (sell) covered put options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a put option, a Fund would have the obligation to buy the underlying security, contract or currency (depending on the type of derivative) at the exercise price at any time until (American style) or on (European style) the expiration date. This obligation terminates upon the expiration of the put option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay for the underlying security, contract or currency. The risk in such a transaction would be that the market price of the underlying security, contract or currency would decline below the exercise price less the premium received.

PURCHASING PUT OPTIONS

         Each of the Funds may purchase covered put options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon exercise of said option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

         A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

PURCHASING CALL OPTIONS

         Each of the Funds may purchase covered call options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, contract or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

OVER-THE-COUNTER OPTIONS

         Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         The staff of the SEC considers purchased OTC options (i.e., the market value of the option) to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

INDEX OPTIONS

         Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

LIMITATIONS ON OPTIONS

         A Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

         Each of the Funds may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place. A stock index future provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Future is outstanding.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Securities" in this Statement of Additional Information.

         Closing out an open Future is effected by entering into an offsetting Future for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Future at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Future.

         A Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

         "Margin" with respect to Futures is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and maintain its open positions in Futures. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Future is set by the exchange on which the Future is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Future or an option on a Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

OPTIONS ON FUTURES CONTRACTS

         Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account.

FORWARD CONTRACTS

         A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

         To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

                             INVESTMENT RESTRICTIONS

         Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or
(ii) more than 50% of the Fund's
outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.


FUNDAMENTAL RESTRICTIONS

                  (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

                  (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

                  (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

                  (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

                  (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

                  (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds have this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

NON-FUNDAMENTAL RESTRICTIONS


                  The following restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.


                  (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.


                  (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. Other than Constellation, the Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. Constellation may not purchase additional securities when any borrowings from an AIM Advised Fund are outstanding. Each other Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.


                  (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

                  (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

                  (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         The following non-fundamental policy applies only to Constellation:

         The amount the Fund may borrow will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of Constellations' assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. The Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so. Any investment gains made by Fund with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by Constellation, the net asset value of the Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

                             MANAGEMENT OF THE TRUST

         The overall management of the business and affairs of the Funds and the Trust is vested with the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objectives, restrictions and policies of the applicable Fund and to the general supervision of the Trust's Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION


         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Valuation Committee are Messrs. Dunn and Pennock, and Miss Quigley. The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the

Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2001:



                                                      RETIREMENT
                                       AGGREGATE       BENEFITS                               TOTAL
                                     COMPENSATION      ACCRUED        ESTIMATED ANNUAL    COMPENSATION
                                       FROM THE         BY ALL         BENEFITS UPON      FROM ALL AIM
              TRUSTEE                   TRUST(1)      AIM FUNDS(2)     RETIREMENT(3)        FUNDS(4)
              -------                ------------    -------------    ----------------    ------------
   Frank S. Bayley(5)                  $[      ]                        $  75,000        $
   Bruce L. Crockett                    [      ]                           75,000
   Owen Daly II(6)                      [      ]                           75,000
   Albert R. Dowden(7)                  [      ]                           75,000
   Edward K. Dunn, Jr.                  [      ]                           75,000
   Jack M. Fields                       [      ]                           75,000
   Carl Frischling(8)                   [      ]                           75,000
   Prema Mathai-Davis                   [      ]                           75,000
   Lewis F. Pennock                     [      ]                           75,000
   Ruth H. Quigley(5)                   [      ]                           75,000
   Louis S. Sklar                       [      ]                           75,000



(1) The total amount of compensation deferred by all trustees of the Trust and the Trust's predecessor during the fiscal year ended October 31, 2001,
     including earnings, was $[     ].

(2) During the fiscal year ended October 31, 2001, the total amount of expenses allocated to the Trust and the Trust's predecessor in respect of
     such retirement benefits was $[     ].

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) As of December 31, 2000, Mr. Bayley and Miss Quigley served as trustees of four registered investment companies advised by AIM, and all other trustees who are not affiliated with AIM served as directors and trustees of twelve registered investment companies advised by AIM. All trustees currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(5) Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.

(6)  Mr. Daly was a trustee until December 31, 2001, when he retired.

(7)  Mr. Dowden was elected to serve as a trustee on December 12, 2000.

(8) During the fiscal year ended October 31, 2001, Aggressive Growth, Blue Chip, Capital Development, Charter, Constellation and Weingarten, each paid $____, $_____, $____, $____, $____ and $____, respectively, in legal fees to Kramer Levin Naftalis and Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling, is a partner in such firm.

Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

         The table below shows estimated credited years of service under the Plan for each non-AIM-affiliated trustee as of December 31, 2001.



                                                                 ESTIMATED CREDITED
                                      TRUSTEE                     YEARS OF SERVICE
                                      -------                    ------------------
                                  Frank S. Bayley                       [15
                                 Bruce L. Crockett                       13
                                   Owen Daly II                          13
                                 Albert R. Dowden                         0
                                Edward K. Dunn, Jr.                       2
                                  Jack M. Fields                          3
                                  Carl Frischling                        23
                                Prema Mathai-Davis                        2
                                 Lewis F. Pennock                        19
                                  Ruth H. Quigley                        24
                                  Louis S. Sklar                         11]



Deferred Compensation Agreements

         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

         AIM, the Trust and A I M Distributors, Inc. ("AIM Distributors") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix C. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.




                     INVESTMENT ADVISORY AND OTHER SERVICES


         AIM is a direct wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM was organized in 1976, and, together with its subsidiaries, advises or manages over 135 investment portfolios encompassing a broad range of investment objectives. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers".

         The Trust, on behalf of each Fund has entered into a Master Investment Advisory Agreement dated June 21, 2000 (the "Master Advisory Agreement") and a Master Administrative Services Agreement (the "Master Administrative Services Agreement") with AIM. In addition, AIM has entered into a Master Sub-Advisory Agreement (the "Master Sub-Advisory Agreement") with AIM Capital with respect to Charter, Constellation and Weingarten. A prior investment advisory agreement with substantially similar terms to the Master Advisory Agreement and a prior administrative services agreement with substantially similar terms to the Master Administrative Services Agreement were in effect prior to June 21, 2000.


         Under the terms of the Master Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty; provided, however that AIM may be liable for certain breaches of duty under the 1940 Act.

         Pursuant to the Master Administrative Services Agreement, AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Funds, including the services of a principal financial officer of the Funds and related staff. As compensation to AIM for its services under the Master Administrative Service Agreements, the Funds reimburse AIM for expenses incurred by AIM or its subsidiaries in connection with such services.


         Under the terms of the Master Sub-Advisory Agreement, AIM has appointed AIM Capital to provide certain investment advisory services with respect to Charter, Constellation and Weingarten, subject to overall supervision by AIM and the Trust's Board of Trustees. Certain of the trustees and officers of AIM Capital are also executive officers of the Trust.

         Both the Master Advisory Agreement, with respect to all Funds, and the Master Sub-Advisory Agreement, with respect to Charter, Constellation and Weingarten provide that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM or AIM Capital, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders and all other charges and costs of the Funds' operations unless otherwise explicitly provided.


         The Master Advisory Agreement and the Master Sub-Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the trustees who are not parties to the agreements or "interested persons" of any such party (the "Non-Interested Trustees") by votes cast in person at a meeting called for such purpose. Each agreement provides that the Funds, AIM (in the case of the Master Advisory Agreement) or AIM Capital (in the case of the Master Sub-Advisory Agreement) may terminate such agreement on 60 days' written notice without penalty. Each agreement terminates automatically in the event of its assignment.


         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

                  FUND NAME                                       NET ASSETS                         ANNUAL RATE
                  ---------                                       ----------                         -----------
AIM Aggressive Growth Fund                                   First $150 million                          0.80%
                                                             Amount over $150 million                    0.625%

AIM Blue Chip Fund*                                          First $350 million                          0.75%
AIM Capital Development Fund                                 Amount over $350 million                    0.625%

AIM Charter Fund*                                            First $30 million                           1.00%
AIM Constellation Fund*                                      Next $150 million                           0.75%
                                                             Amount over $150 million                    0.625%

AIM Weingarten Fund*                                         First $30 million                           1.00%
                                                             Next $350 million                           0.75%
                                                             Amount over $350 million                    0.625%



*   See currently effective fee schedule below


         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During period of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions set forth in the Master Advisory Agreement may not be terminated without shareholder approval.


         AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Other Investments - Other Investment Companies."

         AIM has voluntarily agreed, effective July 1, 2001, to waive advisory fees payable by Blue Chip, Charter, Constellation and Weingarten in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion, so that the effective fee schedules are as follows:



                                   BLUE CHIP



         NET ASSETS                                                  ANNUAL RATE
         ----------                                                  -----------
         First $350 million                                          0.75%
         Over $350 million to and including $5 billion               0.625%
         Over $5 billion to and including $10 billion                0.60%
         Over $10 billion to and including $15 billion               0.575%
         Over $15 billion to and including $20 billion               0.55%
         Over $20 billion to and including $25 billion               0.525%
         Over $25 billion to and including $30 billion               0.50%
         Over $30 billion to and including $35 billion               0.475%
         Over $35 billion                                            0.45%

                           CHARTER AND CONSTELLATION

         NET ASSETS                                                                     ANNUAL RATE
         ----------                                                                     -----------
         First $30 million                                                              1.00%
         Over $30 million to and including $150 million                                 0.75%
         Over $150 million to and including $5 billion                                  0.625%
         Over $5 billion to and including $10 billion                                   0.60%
         Over $10 billion to and including $15 billion                                  0.575%
         Over $15 billion to and including $20 billion                                  0.55%
         Over $20 billion to and including $25 billion                                  0.525%
         Over $25 billion to and including $30 billion                                  0.50%
         Over $30 billion to and including $35 billion                                  0.475%
         Over $35 billion                                                               0.45%

                                   WEINGARTEN

         NET ASSETS                                                                     ANNUAL RATE
         ----------                                                                     -----------
         First $30 million                                                              1.00%
         Over $30 million to and including $350 million                                 0.75%
         Over $350 million to and including $5 billion                                  0.625%
         Over $5 billion to and including $10 billion                                   0.60%
         Over $10 billion to and including $15 billion                                  0.575%
         Over $15 billion to and including $20 billion                                  0.55%
         Over $20 billion to and including $25 billion                                  0.525%
         Over $25 billion to and including $30 billion                                  0.50%
         Over $30 billion to and including $35 billion                                  0.475%
         Over $35 billion                                                               0.45%

         In addition, pursuant to a prior fee waiver arrangement, AIM waived through June 30, 2000 a portion of its advisory fees payable by Charter, Constellation and Weingarten at net asset levels higher than those currently incorporated in the advisory fee schedule. Accordingly, with respect to each of Charter and Constellation, AIM received a fee calculated at an annual rate of 1.0% of the first $30 million of such Fund's average daily net assets, plus 0.75% of such Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of such Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. With respect to Weingarten, AIM received a fee calculated at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion. As compensation for its services, AIM pays 50% of the advisory fees it receives pursuant to the Master Advisory Agreement with respect to Charter, Constellation and Weingarten to AIM Capital.


         Each Fund paid to AIM the following advisory fees net of any expense limitations (fee waivers) for the years ended October 31, 2001, 2000, and 1999:



                                                            2001           2000           1999
                                                        ------------   ------------   ------------
        Aggressive Growth ...........................   $              $              $
        Blue Chip
        Capital Development
        Charter .....................................                    54,658,390     39,884,618
        Constellation ...............................                   122,489,954     87,350,901
        Weingarten ..................................                    70,073,547     50,710,809

         For the fiscal year ended October 31, 2001, 2000 and 1999, AIM waived advisory fees for each Fund as follows:



                                                       2001           2000           1999
                                                   ------------   ------------   ------------
         Aggressive Growth......................   $              $              $
         Blue Chip..............................
         Capital Development....................
         Charter................................                     1,484,073      1,130,089
         Constellation..........................                     6,187,566      3,107,849
         Weingarten.............................                     5,181,384      4,288,405



         AIM, in turn, paid the following sub-advisory fees to AIM Capital, as sub-advisor for Charter, Constellation and Weingarten, for the years ended October 31, 2001, 2000 and 1999:



                                                       2001           2000           1999
                                                   ------------   ------------   ------------
         Charter................................   $              $ 17,788,305   $ 19,942,309
         Constellation..........................                    40,459,660     43,675,451
         Weingarten.............................                    23,739,387     25,355,405


         The payments set forth above were made pursuant to a substantially similar advisory agreement between AIM and the Trust's predecessor.

         In addition, if a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Master Investment Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and
(f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

         The Master Administrative Services Agreement provides that AIM may perform or arrange for the performance of certain accounting and other administrative services to each Fund. For such services, AIM is entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Trust's Board of Trustees. The Master Administrative Services Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the Non-Interested Trustees by votes cast in person at a meeting called for such purpose.

         The Funds paid AIM the following amounts of administrative services costs for the years ended October 31, 2001, 2000, and 1999:



                                                       2001           2000           1999
                                                   ------------   ------------   ------------
         Aggressive Growth...................      $              $              $
         Blue Chip...........................
         Capital Development.................
         Charter.............................                          383,224        235,274
         Constellation.......................                          731,392        431,120
         Weingarten..........................                          473,764        281,500


         The payments set forth in the table above were made pursuant to a substantially similar administrative services agreement between AIM and the Trust's predecessor.


                           DISTRIBUTION OF SECURITIES


DISTRIBUTOR

         The Trust has entered into a master distribution agreement, as amended, relating to the Funds (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of the Institutional Class.

         The Trust (on behalf of the Institutional Classes) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

         AIM Distributors may, from time to time at its expense, pay a bonus or other consideration or incentive to dealers or banks. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the Funds attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Dealers may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

         A financial intermediary may submit a written request to AFS for correction of transactions involving Fund shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AFS, an investor may change the bank account designated to receive redemption proceeds. AFS may request additional documentation.

         AFS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

REDEMPTIONS BY THE FUNDS

         If the Funds determine that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Funds may, at their discretion, redeem the account and distribute the proceeds to you.

         Additional information regarding purchases and redemptions is located in the Funds' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for the years 2006 and thereafter.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund, or

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (3) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                          NET ASSET VALUE DETERMINATION

         The net asset value of a share of each Fund is determined once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern Time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE will generally be used. The net asset values per share of the Retail Classes and the Institutional Classes will differ because different expenses are attributable to each class. The income or loss and the expenses (except those listed below) of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. Distribution and service fees and transfer agency fees (to the extent different rates are charged to different classes) are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day, prior to the determination of net asset value. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market system) is valued on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or lacking a last sale, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as dividend rate, yield, type of issue, coupon rate and maturity date.

Securities for which market quotations are not readily available or for which market quotations are not reflective of fair value are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchasing Shares," "Redeeming Shares" and "Pricing of Shares" in the Prospectus.)

         Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of the Fund.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS


         DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

         Dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

         Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

         Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.


REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS


         Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus. If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.


TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gains to redemptions of Fund shares and will reduce the amount of such income and gains that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has under-distributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the companies, and securities of other issuers, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. In addition, under the rules of Code

Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (a) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (b) the asset is otherwise held by the Fund as part of a "straddle", or (c) the asset is stock and the Fund grants certain call options with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position. Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will generally be treated as a short-term capital gain or loss. In the case of covered options, gain or loss may be long-term.

         Other hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date) unless the closed transaction exception applies.

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term (taxable at a maximum rate of 20% for non-corporate shareholders) and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

         Because application of the rules governing Section 1256 contracts and constructive sales may affect the character of gains or losses and/or accelerate the recognition of gains or losses from the affected investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased as compared to a fund that did not engage in transactions involving Section 1256 contracts or constructive sales.

PASSIVE FOREIGN INVESTMENT COMPANIES

         Consistent with its investment objective a Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from the disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's ordinary earnings and net capital gain which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(a) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (b) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).





         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.


FUND DISTRIBUTIONS

         Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. A shareholder of a Fund electing to use equalization accounting, however, is likely to be taxed on less gain recognized prior to the date the shareholder acquires his shares since such gain will in many cases have been allocated to shares of the Fund that have previously been redeemed. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Legislation enacted in 1997 lowers the maximum capital gain tax rate from 20% to 18% with respect to certain assets (including readily tradable stock) which are held for five years and for which the holding period begins after December 31, 2000. In connection with this new legislation, a Fund may make an election to treat any readily tradable stock it holds on January 1, 2001 as being sold on January 2, 2001 at its closing market price on that date and reacquired on that date for the same amount. If a Fund makes this election, it will recognize any gain, but not loss, on the deemed sale, which may cause a Fund to increase the amount of distributions that the Fund would make for its taxable year that includes January 2, 2001. The Funds have not yet determined whether they will make this election with respect to any shares in their respective portfolios.


         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year.


         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. For taxable years beginning after 1997, however, certain small corporations are wholly exempt from the AMT.

         Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

         Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.


         The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 30% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid on or after January 1, 2002, to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or
(c) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient"; however, the backup withholding rate decreases in phases to 28% for the years 2006 and thereafter.


SALE OR REDEMPTION OF SHARES


         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and return of capital distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002, that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status; however, the rate is reduced in phases to 28% for the years 2006 and thereafter.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS


         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.




                            OTHER SERVICE PROVIDERS


TRANSFER AGENT

         A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly-owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         It is anticipated that most investors will perform their own subaccounting.

CUSTODIANS

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as Sub-Custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

AUDITORS

         The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Trust. The Board of Trustees has selected Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007, as the independent public accountants to audit the financial statements of the Funds.

COUNSEL TO THE TRUST

         Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.


OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.



                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                       n
                                 P(1+T) = ERV

Where           P    =    a hypothetical initial payment of $1,000.
                T    =    average annual total return (assuming the
                          applicable maximum sales load is deducted at the
                          beginning of the 1, 5, or 10 year periods).
                n    =    number of years.
                ERV  =    ending redeemable value of a hypothetical $1,000
                          payment at the end of the 1, 5, or 10 year periods
                          (or fractional portion of such period).

         The average annual total returns for each of Charter, Constellation and Weingarten, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if applicable) ended October 31 are found in Appendix E. The average annual returns of the Institutional Class shares of Aggressive Growth, Blue Chip and Capital Development will be calculated beginning March 1, 2002, the effective date of the Institutional Class shares.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Institutional Class shares does not reflect a deduction of any sales charge, since that class is sold and redeemed at net asset value. For Aggressive Growth, Blue Chip and Capital Development, returns shown are those of each Fund's Class A shares. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods.

         Cumulative total return across a stated period may be calculated as follows:


                                  P(1+V) = ERV

Where           P      =   a hypothetical initial payment of $1,000.
                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period.
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.


Yield Quotation

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                   6
                        YIELD = 2[((a-b)/(c x d)+1) - 1]

Where         a    =    dividends and interest earned during a stated 30-day
                        period. For purposes of this calculation, dividends are
                        accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be
                        calculated based on the yield to maturity of each
                        obligation (or, if more appropriate, based on yield to
                        call date).
               b   =    expenses accrued during period (net of reimbursements).
               c   =    the average daily number of shares outstanding during
                        the period.
               d   =    the maximum offering price per share on the last day of
                        the period.

Performance Information

         All advertisements of Class A, B and C shares of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data for such classes does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:



         Advertising Age                Forbes                        Nation's Business
         Barron's                       Fortune                       New York Times
         Best's Review                  Hartford Courant              Pension World
         Broker World                   Inc.                          Pensions & Investments
         Business Week                  Institutional Investor        Personal Investor
         Changing Times                 Insurance Forum               Philadelphia Inquirer
         Christian Science Monitor      Insurance Week                USA Today
         Consumer Reports               Investor's Daily              U.S. News & World Report
         Economist                      Journal of the American       Wall Street Journal
         FACS of the Week               Society of CLU & ChFC         Washington Post
         Financial Planning             Kiplinger Letter              CNN
         Financial Product News         Money                         CNBC
         Financial Services Week        Mutual Fund Forecaster        PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                       Stanger
         Donoghue's                              Weisenberger
         Mutual Fund Values (Morningstar)        Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

         Lipper Mid Cap Core Fund Index        Russell 1000(R)Index
         Lipper Mid Cap Growth Fund Index      Russell 2500(TM)Index
         Lipper Multi Cap Growth Fund Index    Russell Mid Cap(TM)Index
         Lipper Large Cap Growth Fund Index    Standard & Poor's 500 Stock Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:


Moody's Bond Ratings

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

         Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

          A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

          A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

          Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

          S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA


         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

S&P Dual Ratings

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

          An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

          Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues with this rating are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

Fitch Investment Grade Bond Ratings

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

Ratings Outlook

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Fitch Speculative Grade Bond Ratings

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

                              TRUSTEES AND OFFICERS

         Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



                                               POSITION(S)
                                                HELD WITH              PRINCIPAL OCCUPATION(S) DURING AT LEAST
          NAME, ADDRESS AND AGE                 REGISTRANT                         THE PAST 5 YEARS
          ---------------------                -----------             ---------------------------------------
*ROBERT H. GRAHAM (55)                      Trustee, Chairman   Chairman, President and Chief Executive Officer,
                                            and President       A I M Management Group Inc.; Chairman and President,
                                                                A I M Advisors, Inc.; Director and Senior Vice
                                                                President, A I M Capital Management, Inc.; Chairman,
                                                                A I M Distributors, Inc., A I M Fund Services, Inc.
                                                                and Fund Management Company; and Director and Vice
                                                                Chairman, AMVESCAP PLC (parent of AIM and a global
                                                                investment management firm).

FRANK S. BAYLEY (62)                        Trustee             Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                          Chairman, C.D. Stimson Company (private investment
Suite 2400                                                      company); and Trustee, The Badgley Funds.
San Francisco, CA 94111

BRUCE L. CROCKETT (57)                      Trustee             Director, ACE Limited (insurance company).
906 Frome Lane                                                  Formerly, Director, President and Chief Executive
McLean, VA 22102                                                Officer, COMSAT Corporation; and Chairman, Board of
                                                                Governors of INTELSAT (international communications
                                                                company).

ALBERT R. DOWDEN (60)                       Trustee             Chairman, Cortland Trust, Inc. (investment company)
1815 Central Park Drive                                         and DHJ Media, Inc.; and Director, Magellan Insurance
P.O. Box 774000 - PMB #222                                      Company. Formerly, Director, President and Chief
Steamboat Springs, CO 80477                                     Executive Officer, Volvo Group North America, Inc.;
                                                                Senior Vice President, AB Volvo; and Director, The
                                                                Hertz Corporation, Genmar Corporation (boat
                                                                manufacturer), National Media Corporation and Annuity
                                                                and Life Re (Holdings), Ltd.



--------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

                                               POSITION(S)
                                                HELD WITH              PRINCIPAL OCCUPATION(S) DURING AT LEAST
          NAME, ADDRESS AND AGE                 REGISTRANT                         THE PAST 5 YEARS
          ---------------------                -----------             ---------------------------------------
EDWARD K. DUNN, JR. (66)                    Trustee             Formerly, Chairman, Mercantile Mortgage Corp.; Vice
2 Hopkins Plaza                                                 Chairman, President and Chief Operating Officer,
8th Floor, Suite 805                                            Mercantile-Safe Deposit & Trust Co.; and President,
Baltimore, MD 21201                                             Mercantile Bankshares Corp.

JACK M. FIELDS (50)                         Trustee             Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                       Inc. (governmental affairs company). Formerly,
Washington, DC 20003                                            Member of the U.S. House of Representatives.

**CARL FRISCHLING (65)                      Trustee             Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                firm); and Director, Cortland Trust, Inc.
New York, NY 10022                                              (investment company).

PREMA MATHAI-DAVIS (51)                     Trustee             Member, Visiting Committee, Harvard University
370 East 76th Street                                            Graduate School of Education, New School University.
New York, NY 10021                                              Formerly, Chief Executive Officer, YWCA of the USA;
                                                                Commissioner, New York City Department of the Aging;
                                                                and Commissioner, New York City Metropolitan
                                                                Transportation Authority.

LEWIS F. PENNOCK (59)                       Trustee             Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX 77057

RUTH H. QUIGLEY (67)                        Trustee             Private investor; and President, Quigley Friedlander
1055 California Street                                          & Co., Inc. (financial advisory services firm) from
San Francisco, CA 94108                                         1984 to 1986.

LOUIS S. SKLAR (62)                         Trustee             Executive Vice President, Development and
The Williams Tower                                              Operations, Hines Interests Limited Partnership
50th Floor                                                      (real estate development).
2800 Post Oak Blvd.
Houston, TX 77056

GARY T. CRUM (54)                           Senior Vice         Director and President, A I M Capital Management,
                                            President           Inc.; Director and Executive Vice President, A I M
                                                                Management Group Inc.; Director and Senior Vice
                                                                President, A I M Advisors, Inc.; and Director, A I M
                                                                Distributors, Inc. and AMVESCAP PLC (parent of AIM and
                                                                a global investment management firm).



----------
** The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                               POSITION(S)
                                                HELD WITH              PRINCIPAL OCCUPATION(S) DURING AT LEAST
          NAME, ADDRESS AND AGE                 REGISTRANT                         THE PAST 5 YEARS
          ---------------------                -----------             ---------------------------------------
CAROL F. RELIHAN (47)                       Senior Vice         Director, Senior Vice President, General Counsel and
                                            President and       Secretary, A I M Advisors, Inc. and A I M
                                            Secretary           Management Group Inc.;  Director, Vice President and
                                                                General Counsel,  Fund Management Company; and Vice
                                                                President, A I M Fund Services, Inc., A I M Capital
                                                                Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (43)                         Vice President      Vice President and Fund Treasurer, A I M Advisors,
                                            and Treasurer       Inc.

MELVILLE B. COX (58)                        Vice President      Vice President and Chief Compliance Officer, A I M
                                                                Advisors, Inc. and A I M Capital Management, Inc.; and
                                                                Vice President, A I M Fund Services, Inc.

EDGAR M. LARSEN (61)                        Vice President      Vice President, A I M Advisors, Inc and A I M Capital
                                                                Management, Inc.

                                   APPENDIX C

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

         All information listed below is as of February 1, 2002.


AIM AGGRESSIVE GROWTH FUND



                                             CLASS A             CLASS B             CLASS C           INSTITUTIONAL
                                              SHARES              SHARES             SHARES            CLASS SHARES
                                            ----------          ----------          ----------         -------------
                                            PERCENTAGE          PERCENTAGE          PERCENTAGE          PERCENTAGE
         NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF            OWNED OF
           PRINCIPAL HOLDER                   RECORD              RECORD              RECORD              RECORD
         -------------------                ----------          ----------          ----------         ------------






AIM BLUE CHIP FUND



                                             CLASS A             CLASS B             CLASS C           INSTITUTIONAL
                                              SHARES              SHARES             SHARES            CLASS SHARES
                                            ----------          ----------          ----------         -------------
                                            PERCENTAGE          PERCENTAGE          PERCENTAGE          PERCENTAGE
         NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF            OWNED OF
           PRINCIPAL HOLDER                   RECORD              RECORD              RECORD              RECORD
         -------------------                ----------          ----------          ----------         ------------




AIM CAPITAL DEVELOPMENT FUND



                                             CLASS A             CLASS B             CLASS C           INSTITUTIONAL
                                              SHARES              SHARES             SHARES            CLASS SHARES
                                            ----------          ----------          ----------         -------------
                                            PERCENTAGE          PERCENTAGE          PERCENTAGE          PERCENTAGE
         NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF            OWNED OF
           PRINCIPAL HOLDER                   RECORD              RECORD              RECORD              RECORD
         -------------------                ----------          ----------          ----------         ------------






AIM CHARTER FUND



                                             CLASS A             CLASS B             CLASS C           INSTITUTIONAL
                                              SHARES              SHARES             SHARES            CLASS SHARES
                                            ----------          ----------          ----------         -------------
                                            PERCENTAGE          PERCENTAGE          PERCENTAGE          PERCENTAGE
         NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF            OWNED OF
           PRINCIPAL HOLDER                   RECORD              RECORD              RECORD              RECORD
         -------------------                ----------          ----------          ----------         ------------






AIM CONSTELLATION FUND



                                             CLASS A             CLASS B             CLASS C           INSTITUTIONAL
                                              SHARES              SHARES             SHARES            CLASS SHARES
                                            ----------          ----------          ----------         -------------
                                            PERCENTAGE          PERCENTAGE          PERCENTAGE          PERCENTAGE
         NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF            OWNED OF
           PRINCIPAL HOLDER                   RECORD              RECORD              RECORD              RECORD
         -------------------                ----------          ----------          ----------         ------------




AIM CORE STRATEGIES FUND



                                             CLASS A             CLASS B             CLASS C
                                              SHARES              SHARES             SHARES
                                            ----------          ----------          ----------
                                            PERCENTAGE          PERCENTAGE          PERCENTAGE
         NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF
           PRINCIPAL HOLDER                   RECORD              RECORD              RECORD
         -------------------                ----------          ----------          ----------






AIM DENT DEMOGRAPHIC TRENDS FUND



                                             CLASS A             CLASS B             CLASS C
                                              SHARES              SHARES             SHARES
                                            ----------          ----------          ----------
                                            PERCENTAGE          PERCENTAGE          PERCENTAGE
         NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF
           PRINCIPAL HOLDER                   RECORD              RECORD              RECORD
         -------------------                ----------          ----------          ----------






AIM EMERGING GROWTH FUND



                                             CLASS A             CLASS B             CLASS C
                                              SHARES              SHARES             SHARES
                                            ----------          ----------          ----------
                                            PERCENTAGE          PERCENTAGE          PERCENTAGE
         NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF
           PRINCIPAL HOLDER                   RECORD              RECORD              RECORD
         -------------------                ----------          ----------          ----------




AIM LARGE CAP BASIC VALUE FUND



                                             CLASS A             CLASS B             CLASS C
                                              SHARES              SHARES             SHARES
                                            ----------          ----------          ----------
                                            PERCENTAGE          PERCENTAGE          PERCENTAGE
         NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF
           PRINCIPAL HOLDER                   RECORD              RECORD              RECORD
         -------------------                ----------          ----------          ----------






AIM LARGE CAP CORE EQUITY FUND



                                             CLASS A             CLASS B             CLASS C
                                              SHARES              SHARES             SHARES
                                            ----------          ----------          ----------
                                            PERCENTAGE          PERCENTAGE          PERCENTAGE
         NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF
           PRINCIPAL HOLDER                   RECORD              RECORD              RECORD
         -------------------                ----------          ----------          ----------






AIM LARGE CAP GROWTH FUND



                                             CLASS A             CLASS B             CLASS C
                                              SHARES              SHARES             SHARES
                                            ----------          ----------          ----------
                                            PERCENTAGE          PERCENTAGE          PERCENTAGE
         NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF
           PRINCIPAL HOLDER                   RECORD              RECORD              RECORD
         -------------------                ----------          ----------          ----------




AIM MID CAP GROWTH FUND



                                             CLASS A             CLASS B             CLASS C
                                              SHARES              SHARES             SHARES
                                            ----------          ----------          ----------
                                            PERCENTAGE          PERCENTAGE          PERCENTAGE
         NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF
           PRINCIPAL HOLDER                   RECORD              RECORD              RECORD
         -------------------                ----------          ----------          ----------






AIM WEINGARTEN FUND



                                             CLASS A             CLASS B             CLASS C           INSTITUTIONAL
                                              SHARES              SHARES             SHARES            CLASS SHARES
                                            ----------          ----------          ----------         -------------
                                            PERCENTAGE          PERCENTAGE          PERCENTAGE          PERCENTAGE
         NAME AND ADDRESS OF                 OWNED OF            OWNED OF            OWNED OF            OWNED OF
           PRINCIPAL HOLDER                   RECORD              RECORD              RECORD              RECORD
         -------------------                ----------          ----------          ----------         ------------






MANAGEMENT OWNERSHIP

         [As of February 1, 2002, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any Fund.]

                                   APPENDIX D

                              BROKERAGE COMMISSIONS


Brokerage commissions paid by each of the Funds listed below for the last three fiscal years were as follows:



                  FUND                                       2001           2000              1999
                  ----                                    ----------    -----------       -----------
AIM Aggressive Growth Fund.............................   $             $                 $
AIM Blue Chip Fund.....................................
AIM Capital Development Fund...........................
AIM Charter Fund  .....................................                  10,479,914        11,856,781
AIM Constellation Fund.................................                  25,382,535        20,108,956
AIM Weingarten Fund....................................                  21,922,844        20,226,511

                                   APPENDIX E

                                PERFORMANCE DATA



         The average annual total returns for each Fund, for the periods ended October 31, 2001, are as follows:



                                                                     PERIODS ENDED
                                                                   OCTOBER 31, 2001
                                                     ------------------------------------------
                                                                                        SINCE       INCEPTION
         CLASS A SHARES*:                            1 YEAR   5 YEARS    10 YEARS     INCEPTION       DATE
         ---------------                             ------   -------    --------     ---------     ---------
AIM Aggressive Growth Fund.........................  [    ]%  [     ]%   [      ]%    [       ]%     05/01/84
AIM Blue Chip Fund.................................  [    ]   [     ]    [      ]     [       ]      02/04/87
AIM Capital Development Fund.......................  [    ]   [     ]    [      ]     [       ]      06/17/96



                                                                     PERIODS ENDED
                                                                   OCTOBER 31, 2001
                                                     ------------------------------------------
                                                                                        SINCE       INCEPTION
         INSTITUTIONAL CLASS SHARES:                 1 YEAR   5 YEARS    10 YEARS     INCEPTION       DATE
         --------------------------                  ------   -------    --------     ---------     ---------
AIM Charter Fund...................................  [    ]%  [     ]%   [      ]%    [       ]%    07/30/91
AIM Constellation Fund.............................  [    ]   [     ]    [      ]     [       ]     04/08/92
AIM Weingarten Fund................................  [    ]   [     ]    [      ]     [       ]     10/08/91



    *Average annual total returns are with respect to Class A shares. As of the date of this Statement of Additional Information, the Institutional Classes have not commenced operations.

                              FINANCIAL STATEMENTS




                                       FS

                            PART C: OTHER INFORMATION


Item 23           Exhibits

  a(1)   -        (a) Agreement and Declaration of Trust of Registrant, dated
                  December 6, 1999.(11)

         - (b) Amendment No. 1, dated May 10, 2000, to Agreement and Declaration of Trust of Registrant, dated December 6, 1999.(12)

         - (c) Amendment No. 2, dated December 13, 2000, to Agreement and Declaration of Trust of Registrant, dated December 6, 1999.(13)

         - (d) Amendment No. 3, dated March 14, 2001, to Agreement and Declaration of Trust of Registrant, dated December 6, 1999.(14)

         - (e) Amendment No. 4, dated September 28, 2001, to Agreement and Declaration of Trust of Registrant, dated December 6, 1999.(14)

         - (f) Amendment No. 5, dated December 12, 2001, to Agreement and Declaration of Trust of Registrant, dated December 6, 1999.(15)

  b(1)   -        (a) By-Laws of Registrant, dated effective December 6,
                  1999.(11)

         - (b) Amendment No. 1, dated June 14, 2000, to Bylaws of Registrant, dated effective December 6, 1999.(13)

  c      -        Articles II, VI, VII and VIII of the Agreement and Declaration
                  of Trust, as amended, and Articles IV and VI of the By-Laws, as amended, as previously filed, define rights of holders of shares.

  d(1)   -        (a) Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(13)

         - (b) Form of Amendment No. 1, dated December __, 2001, to Master Investment Advisory Agreement of Registrant, dated June 21, 2000.(15)

   (2)   -        Master Sub-Advisory Agreement, dated June 21, 2000, between
                  A I M Advisors, Inc. and A I M Capital Management, Inc.(13)

   (3)   -        Sub-Advisory Agreement, dated June 21, 2000, between A I M
                  Advisors, Inc. and H.S. Dent Advisors, Inc.(13)

  e(1)   -        (a) First Amended and Restated Master Distribution Agreement,
                  dated July 1, 2000 between Registrant (on behalf of its Class
                  A and Class C shares) and A I M Distributors, Inc.(13)

         - (b) Amendment No. 1, dated November 28, 2000, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A and Class C shares) and A I M Distributors, Inc.(13)

         - (c) Form of Amendment No. 2, dated December __, 2001, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A and Class C shares) and A I M Distributors, Inc.(15)

                  (d) Form of Amendment No. 3, dated ______ 2002, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A, Class C and Institutional Class shares) and A I M Distributors, Inc.(16)


   (2)   -        (a) First Amended and Restated Master Distribution Agreement,
                  dated December 31, 2000, between Registrant (on behalf of its Class B shares) and A I M Distributors, Inc.(13)

         - (b) Form of Amendment No. 1, dated December __, 2001, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant (on behalf of its Class B shares) and A I M Distributors, Inc.(15)

   (3)   -        Form of Selected Dealer Agreement between A I M Distributors,
                  Inc. and selected dealers.(14)

   (4)   -        Form of Bank Selling Group Agreement between A I M
                  Distributors, Inc. and banks.(6)


  f(1)   -        Form of Director Deferred Compensation Agreement for
                  Registrant's Non-Affiliated Directors, as amended March 7,
                  2000 and September 28, 2001.(16)

   (2)   -        AIM Funds Retirement Plan for Eligible Directors/Trustees,
                  effective as of March 8, 1994, as restated September 11, 1995, as restated March 7, 2000, and as restated October 1, 2001.(16)


  g(1)   -        (a) Master Custodian Contract, dated May 1, 2000, between
                  Registrant and State Street Bank and Trust Company.(13)

                  (b) Amendment, dated May 1, 2000 to the Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(13)


                  (c) Amendment, dated July 29, 2001, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(16)


   (2)   -        (a) Subcustodian Agreement, dated September 9, 1994, between
                  Registrant, Texas Commerce Bank National Association, State
                  Street Bank and Trust Company and A I M Fund Services,
                  Inc.(2)

         - (b) Amendment No. 1, dated October 2, 1998, to Subcustodian Agreement between Registrant, Chase Bank of Texas, N.A. (formerly Texas Commerce Bank), State Street and Trust Company and A I M Fund Services, Inc.(10)


   (3)   -        Foreign Assets Delegation Agreement, dated June 29, 2001,
                  between A I M Advisors, Inc. and Registrant.(16)


  h(1)   -        (a) Transfer Agency and Service Agreement, dated June 21,
                  2000, between Registrant and A I M Fund Services, Inc.(13)

                  (b) Amendment No. 1, dated July 1, 2000, to the Transfer Agency and Service Agreement dated June 21, 2000, between Registrant and A I M Fund Services, Inc.(13)


                  (c) Form of Amendment No. 2, dated ______ 2002, to the Transfer Agency and Services Agreement dated June 21, 2000, between Registrant and A I M Fund Services, Inc.(16)


   (2)   -        Shareholder Sub-Accounting Services Agreement between
                  Registrant, First Data Investor Services Group (formerly The
                  Shareholder Services Group, Inc.), Financial Data Services
                  Inc. and Merrill Lynch, Pierce, Fenner & Smith Inc., dated
                  October 1, 1993.(1)

   (3)   -        (a) Remote Access and Related Services Agreement, dated
                  December 23, 1994, between Registrant and First Data Investor
                  Services Group, Inc. (formerly The Shareholder Services Group,
                  Inc.).(2)

         - (b) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(3)

         - (c) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(3)

         - (d) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(4)

         - (e) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(6)

         - (f) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(6)

         - (g) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.(5)

         - (h) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(10)

         - (i) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Services Group, Inc.(13)

         - (j) Amendment No. 8, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(14)

         - (k) Amendment No. 9, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(14)

         - (l) Amendment No. 10, dated July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(14)

         -        (m) Letter amendment, dated August 22, 2000, to Amendment No.
                  9, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group. Inc.(14)

   (4)   -        Preferred Registered Technology Escrow Agreement, dated
                  September 10, 1997, between Registrant and First Data Investor
                  Services Group, Inc.(5)

   (5)   -        (a) Master Administrative Services Agreement, dated June 21,
                  2000, between Registrant and A I M Advisors, Inc.(13)

         - (b) Amendment No. 1, dated May 9, 2001, to the Master Administrative Services Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(14)

         - (c) Form of Amendment No. 2, dated December __, 2001, to the Master Administrative Services Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(15)

   (6)   -        (a) Memorandum of Agreement, regarding securities lending, dated June 21, 2000, between Registrant, on behalf of all Funds, and A I M Advisors, Inc.(13)

         - (b) Memorandum of Agreement, dated July 1, 2000, between Registrant, on behalf of AIM Large Cap Growth Fund and AIM Large Cap Basic Value Fund, and A I M Advisors, Inc.(13)

         - (c) Memorandum of Agreement, dated July 1, 2001, between Registrant, on behalf of AIM Large Cap Basic Value Fund, and A I M Advisors, Inc.(15)

   (7)   -        Interfund Loan Agreement, dated September 18, 2001, between all Registrant and A I M Advisors, Inc.(14)


  i      -        Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, for Institutional Class Shares of AIM Aggressive Growth Fund,
                  AIM Blue Chip Fund and AIM Capital Development Fund.(16)

  j      -        Other opinions.(17)


  k(1)   -        Financial Statements - None.

  l(1)   -        Agreement Concerning Initial Capitalization of Registrant's
                  AIM Large Cap Growth Fund, dated February 26, 1999.(7)

   (2)   -        Agreement Concerning Initial Capitalization of Registrant's
                  AIM Dent Demographic Trends Fund, dated June 4, 1999.(9)

   (3)   -        Agreement Concerning Initial Capitalization of Registrant's
                  AIM Large Cap Basic Value Fund, dated June 29, 1999.(9)

   (4)   -        Agreement Concerning Initial Capitalization of Registrant's
                  AIM Mid Cap Growth Fund, dated November 1, 1999.(10)

   (5)   -        Agreement Concerning Initial Capitalization of Registrant's
                  AIM Emerging Growth Fund.(13)

   (6)   -        Form of Agreement concerning Initial Capitalization of
                  Registrant's AIM Core Strategies Fund and AIM Large Cap Core
                  Equity Fund, dated December __, 2001.(15)

  m(1)   -        (a) First Amended and Restated Master Distribution Plan, dated as of July 1, 2000, for the Class A and Class C shares.(13)

         - (b) Form of Amendment No. 1, dated December __, 2001, to Registrant's First Amended and Restated Master Distribution Plan, dated July 1, 2000, on behalf of its Class A and Class C shares.(15)

   (2)   -        (a) First Amended and Restated Master Distribution Plan, dated
                  December 31, 2000, for the Class B shares.(13)

         - (b) Form of Amendment No. 1, dated December __, 2001, to Registrant's First Amended and Restated Master Distribution Plan, dated December 31, 2000, on behalf of its Class B shares.(15)

   (3)   -        Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan.(14)

   (4)   -        Form of Bank Shareholder Service Agreement to be used in
                  connection with Registrant's Master Distribution Plan.(14)

   (5)   -        Form of Variable Group Annuity Contract Holder Service
                  Agreement to be used in connection with Registrant's Master
                  Distribution Plan.(14)

   (6)   -        Form of Agency Pricing Agreement to be used in connection with
                  Registrant's Master Distribution Plan.(14)

   (7)   -        Forms of Service Agreements for Bank Trust Departments and for
                  Brokers for Bank Trust Departments.(14)

   (8)   -        Form of Shareholder Service Agreement for shares of the AIM
                  Mutual Funds.(14)


  n(1)   -        Fourth Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds--Registered Trademark--, effective October 1,
                  2001.(16)

   (2) Multiple Class Plan of The AIM Family of Funds--Registered Trademark--, effective December 12, 2001.(16)


  o      -        Reserved

  p(1)   -        The A I M Management Group Code of Ethics, adopted May 1,
                  1981, as last amended February 24, 2000, relating to A I M
                  Management Group Inc. and A I M Advisors, Inc.(12)

   (2)   -        AIM Funds Code of Ethics of the Registrant, effective
                  September 23, 2000.(14)

   (1)   Incorporated herein by reference to PEA No. 40, filed on February 26,
         1992.

   (2)   Incorporated herein by reference to PEA No. 44, filed on February 24,
         1995.

   (3)   Incorporated herein by reference to PEA No. 47, filed on December 29,
         1995.

   (4)   Incorporated herein by reference to PEA No. 53, filed on October 9,
         1997.

   (5)   Incorporated herein by reference to PEA No. 54, filed on February 27,
         1998.

   (6)   Incorporated herein by reference to PEA No. 55, filed on December 11,
         1998.

   (7)   Incorporated herein by reference to PEA No. 56, filed on February 23,
         1999.

   (8)   Incorporated herein by reference to PEA No. 57, filed on March 24,
         1999.

   (9)   Incorporated herein by reference to PEA No. 60, filed on July 15, 1999.

   (10)  Incorporated herein by reference to PEA No. 62, filed on January 6,
         2000.

   (11)  Incorporated herein by reference to PEA No. 64, filed on March 27,
         2000.

   (12)  Incorporated herein by reference to PEA No. 65, filed on May 25, 2000.

   (13) Incorporated herein by reference to PEA No. 67, filed on February 23, 2001.

   (14)  Incorporated herein by reference to PEA No. 68, filed on October 12,
         2001.


   (15)  Incorporated herein by reference to PEA No. 69 filed on December 14,
         2001.

   (16)  Filed herewith electronically.

   (17)  To be filed by amendment.



Item 24.        Persons Controlled by or Under Common Control With the Fund

         None.

Item 25.        Indemnification

         The Registrant's Agreement and Declaration of Trust, dated December 6, 1999, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard to duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Business Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

         A I M Advisors, Inc., the Registrant and other investment companies managed by A I M Advisors, Inc., their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Investment Advisor


         The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management-The Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management of the Trust" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.


Item 27.      Principal Underwriters

(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

            AIM Advisor Funds
            AIM Floating Rate Fund
            AIM Funds Group
            AIM Growth Series
            AIM International Funds, Inc.
            AIM Investment Funds
            AIM Investment Securities Funds
            AIM Series Trust
            AIM Special Opportunities Funds
            AIM Summit Fund
            AIM Tax-Exempt Funds
            AIM Variable Insurance Funds

(b)



Name and Principal               Position and Offices with             Positions and Offices
Business Address*                      Underwriter                        with Registrant
-----------------                -------------------------             ---------------------
Robert H. Graham                Chairman & Director                    Chairman, President &
                                                                       Trustee

Michael J. Cemo                 President, Chief Executive Officer     None
                                & Director

Gary T. Crum                    Director                               Senior Vice President

James L. Salners                Executive Vice President               None

W. Gary Littlepage              Senior Vice President & Director       None

Marilyn M. Miller               Senior Vice President                  None

Gene L. Needles                 Senior Vice President                  None

Mark D. Santero                 Senior Vice President                  None

Leslie A. Schmidt               Senior Vice President                  None

James E. Stueve                 Senior Vice President                  None

Michael C. Vessels              Senior Vice President                  None

James R. Anderson               Vice President & Chief                 None
                                Compliance Officer

Mary A. Corcoran                Vice President                         None

Sidney M. Dilgren               Vice President                         None

Tony D. Green                   Vice President                         None

Dawn M. Hawley                  Vice President & Treasurer             None

Ofelia M. Mayo                  Vice President, General Counsel        Assistant Secretary
                                & Assistant Secretary

Kim T. McAuliffe                Vice President                         None

Charles H. McLaughlin           Vice President                         None

Carol F. Relihan                Vice President                         Senior Vice President &
                                                                       Secretary

Linda L. Warriner               Vice President                         None

Kathleen J. Pflueger            Secretary                              Assistant Secretary

----------

*  11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)      None.

Item 28. Location of Accounts and Records

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P. O. Box 4739, Houston, Texas 77210-4739.

Item 29. Management Services

         None.

Item 30. Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 28th day of December , 2001.

                                  REGISTRANT:  AIM EQUITY FUNDS

                                          By:  /s/ ROBERT H. GRAHAM
                                              ----------------------------
                                               Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----
             /s/ ROBERT H. GRAHAM                           Chairman, Trustee & President           December 28, 2001
         -----------------------------                      (Principal Executive Officer)
              (Robert H. Graham)

              /s/ FRANK S. BAYLEY                                      Trustee                      December 28, 2001
         -----------------------------
                (Frank S. Bayley)

             /s/ BRUCE L. CROCKETT                                     Trustee                      December 28, 2001
         ------------------------------
               (Bruce L. Crockett)

             /s/ OWEN DALY II                                          Trustee                      December 28, 2001
         ------------------------------
                 (Owen Daly II)

              /s/ ALBERT R. DOWDEN                                     Trustee                      December 28, 2001
         ------------------------------
               (Albert R. Dowden)

             /s/ EDWARD K. DUNN, JR.                                   Trustee                      December 28, 2001
         ------------------------------
              (Edward K. Dunn, Jr.)

             /s/ JACK M. FIELDS                                        Trustee                      December 28, 2001
         ------------------------------
                (Jack M. Fields)

             /s/ CARL FRISCHLING                                       Trustee                      December 28, 2001
         ------------------------------
                (Carl Frischling)

             /s/ PREMA MATHAI-DAVIS                                    Trustee                      December 28, 2001
         ------------------------------
              (Prema Mathai-Davis)

             /s/ LEWIS F. PENNOCK                                      Trustee                      December 28, 2001
         ------------------------------
               (Lewis F. Pennock)

             /s/ RUTH H. QUIGLEY                                       Trustee                      December 28, 2001
         ------------------------------
               (Ruth H. Quigley)

             /s/ LOUIS S. SKLAR                                        Trustee                      December 28, 2001
        -------------------------------
               (Louis S. Sklar)
                                                             Vice President & Treasurer             December 28, 2001
             /s/ DANA R. SUTTON                              (Principal Financial and
        -------------------------------                          Accounting Officer)
               (Dana R. Sutton)

                                      INDEX



EXHIBIT
NUMBER         DESCRIPTION
------         -----------
e(1)(d)        Form of Amendment No. 3, dated ______ 2002, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A, Class C and
               Institutional Class shares) and A I M Distributors, Inc.

f(1) AIM Funds Retirement Plan for Eligible Directors/Trustees, as effective as of March 8, 1994, as restated September 11, 1995, as restated March 7, 2000 and as restated October 1, 2001

f(2)           Form of Director Deferred Compensation Agreement for Registrant's
               Non-Affiliated Directors, as amended March 7, 2000 and September
               28, 2001

g(1)(c) Amendment, dated June 29, 2001, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and
               Trust Company

g(3)           Foreign Assets Delegation Agreement, dated June 29, 2001, Between
               A I M Advisors, Inc. and Registrant

h(1)(c)        Form of Amendment No. 2, dated ______ 2002, to the Transfer
               Agency and Services Agreement dated June 21, 2000, between
               Registrant and A I M Fund Services, Inc

i Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, for Institutional Class Shares of AIM Aggressive Growth Fund, AIM
               Blue Chip Fund and AIM Capital Development Fund

n(1) Fourth Amended and Restated Multiple Class Plan of The AIM Family of Funds--Registered Trademark--, effective October 1, 2001

n(2)           Multiple Class Plan of The AIM Family of Funds--Registered
               Trademark--, effective December 12, 2001